                                                               File Nos. 2-98772
                                                                        811-4347
              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                               ON APRIL 27, 2001
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                         / /
                                 --                      --

     Post-Effective Amendment No. 57                     /X/
                                  --                     --

REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940

Amendment No. 69                                         /X/
              --                                         --

                                   GMO TRUST

               (Exact Name of Registrant as Specified in Charter)

                  40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                with a copy to:

         R. Jeremy Grantham                       J.B. Kittredge, Esq.
              GMO Trust                              Ropes & Gray
           40 Rowes Wharf                        One International Place
    Boston, Massachusetts 02110               Boston, Massachusetts 02110
                    (Name and address of agents for service)


It is proposed that this filing will become effective:

     / / Immediately upon filing pursuant to paragraph (b), or

     /X/ 60 days after filing pursuant to paragraph (a)(1), or

     / / On                        , pursuant to paragraph (b), or
            -----------------------
     / / 75 days after filing pursuant to paragraph (a)(2), of Rule 485.


This filing relates only to Class M shares offered by certain series of the Registrant; it is not intended to amend or supercede any filing relating to any other class of shares of the Registrant.


================================================================================

GMO TRUST                                                             Prospectus

CLASS M SHARES                                                     June 30, 2001

GMO TRUST OFFERS A BROAD SELECTION
OF INVESTMENT ALTERNATIVES TO INVESTORS.

U.S. EQUITY FUNDS

- U.S. Core Fund
- Value Fund
- Intrinsic Value Fund
- Growth Fund
- Small Cap Value Fund
- REIT Fund
- Tax-Managed U.S. Equities Fund

FIXED INCOME FUNDS
- Domestic Bond Fund
- International Bond Fund
- Global Bond Fund
- Inflation Indexed Bond Fund
- Emerging Country Debt Share Fund

INTERNATIONAL EQUITY FUNDS
- International Intrinsic Value Fund
- Foreign Fund
- Foreign Small Companies Fund
- Emerging Markets Fund
- Evolving Countries Fund
- Global Balanced Allocation Fund

This prospectus offers only Class M shares. Information about other classes of shares and other funds offered by GMO Trust is contained in separate prospectuses.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES.........     1
  U.S. Equity Funds.........................................     2
     U.S. Core Fund.........................................     2
     Value Fund.............................................     3
     Intrinsic Value Fund...................................     4
     Growth Fund............................................     5
     Small Cap Value Fund...................................     6
     REIT Fund..............................................     7
     Tax-Managed U.S. Equities Fund.........................     8
  International Equity Funds................................     9
     International Intrinsic Value Fund.....................     9
     Foreign Fund...........................................    11
     Foreign Small Companies Fund...........................    12
     Emerging Markets Fund..................................    13
     Evolving Countries Fund................................    14
     Global Balanced Allocation Fund........................    15
  Fixed Income Funds........................................    16
     Domestic Bond Fund.....................................    16
     International Bond Fund................................    17
     Global Bond Fund.......................................    18
     Inflation Indexed Bond Fund............................    19
     Emerging Country Debt Share Fund.......................    20
SUMMARY OF PRINCIPAL RISKS..................................    21
FEES AND EXPENSES...........................................    26
BENCHMARKS AND INDEXES......................................    31
MANAGEMENT OF THE TRUST.....................................    34
DETERMINATION OF NET ASSET VALUE............................    35
HOW TO PURCHASE SHARES......................................    36
HOW TO REDEEM SHARES........................................    37
DISTRIBUTIONS AND TAXES.....................................    38
FINANCIAL HIGHLIGHTS........................................    40
INVESTMENT BY CERTAIN FUNDS IN GMO ALPHA LIBOR FUND AND
  EMERGING COUNTRY DEBT FUND................................    41
ADDITIONAL INFORMATION..................................back cover
SHAREHOLDER INQUIRIES...................................back cover
DISTRIBUTOR.............................................back cover

                                  SUMMARIES OF
              FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     The following summaries describe each Fund's investment objective and principal investment strategies. Each Fund may make other investments and engage in other investment strategies that are not specifically described in the summaries. More information about each Fund's possible investments and strategies is set forth in the Statement of Additional Information. See the back cover of this Prospectus for information about how to receive the Statement of Additional Information. Unless described as fundamental in this Prospectus or in the Statement of Additional Information, each Fund's investment objective and policies may be changed by the Trustees without shareholder approval. The investment objectives of the U.S. Core Fund, Value Fund, Growth Fund and the International Intrinsic Value Fund are fundamental.

     In many of the Fund summaries that follow, it is noted that a particular Fund will "invest primarily in" a particular type of securities or other assets. Investors should understand that this Prospectus uses the word "invest" to mean not only direct investment in a particular asset but also indirect investment in or exposure to the asset through the use of derivatives and related instruments.

     Investing in mutual funds involves risk. Each Fund is subject to certain risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. Investors should refer to the SUMMARY OF
PRINCIPAL RISKS in the Prospectus at page   for a discussion of the principal
risks of investing in the Funds. See the Statement of Additional Information for additional information about the risks of specific Fund investments and strategies. Funds described in this Prospectus may not be available for purchase in all states. This Prospectus is not an offering in any state where an offering may not lawfully be made.

It is important for you to note:

     - You may lose money on an investment in a Fund.

     - An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               U.S. EQUITY FUNDS
 GMO U.S. CORE FUND
Fund Inception Date: 9/18/85

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class M            USCore

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO U.S. Core Fund seeks high total return through investment in U.S. equity securities. The Fund's current benchmark is the S&P 500 Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of at least 125 companies chosen from among the 600 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad U.S. equity exposure. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as price to fair value, price to normalized earnings and price momentum. The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses a final optimization process to help control portfolio risk.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Leverage Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the
Fund, see "Summary of Principal Risks" on page      .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Years Ending December 31
[Graph]

                                                                           U.S. CORE FUND(%)
                                                                           -----------------
1991                                                                             29.89
1992                                                                              5.94
1993                                                                             16.28
1994                                                                              2.36
1995                                                                             43.25
1996                                                                             17.61
1997                                                                              35.1
1998                                                                             24.69
1999                                                                             18.59
2000                                                                               0.3

                        Highest Quarter: 19.49% (4Q1998)
                        Lowest Quarter: -9.59% (3Q1998)
                      Year-to-Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      9/18/85
-----------------------------------------------------------------
 CLASS III               0.30%   18.68%     18.63%     17.70%
-----------------------------------------------------------------
 S&P 500                -9.11%   18.31%     17.44%     16.91%
-----------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO VALUE FUND
Fund Inception Date: 11/13/90

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class M            Value

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Value Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's current benchmark is the Russell 1000 Value Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of companies chosen from the Russell 1000 Value Index, emphasizing large capitalization equity securities. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. equity securities of companies that in the opinion of the Manager represent favorable values relative to their market prices. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also invest in equity securities of foreign issuers.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses traditional investment principles combining fundamental and quantitative analysis to provide broad U.S. equity market exposure. Using these principles, the Manager focuses on stock selection, and primarily selects issuers which it believes represent compelling values relative to their market prices. The Manager employs a bottom-up approach to select stocks, and uses various techniques in seeking companies which trade below fair value, as determined by the value of the earnings stream (using a proprietary dividend discount model), the asset value or the franchise value. With valuation the critical factor, the Manager seeks stocks exhibiting one or more of the following characteristics: unappreciated growth rate or earnings power, overlooked assets or business, perception anomaly, the potential for sustainable profit improvement, and indifference in the marketplace.

     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk) and Derivatives Risk. For more information about these risks and other principal risks of an investment in the
Fund, see "Summary of Principal Risks" on page      .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Years Ending December 31
[Graph]

                                                                             VALUE FUND %
                                                                             ------------
1991                                                                             25.75
1992                                                                              9.35
1993                                                                             18.67
1994                                                                              0.61
1995                                                                             38.18
1996                                                                             20.73
1997                                                                             30.42
1998                                                                             11.66
1999                                                                               2.7
2000                                                                             10.67

                        Highest Quarter: 18.17% (1Q1991)
                        Lowest Quarter: -10.89% (3Q1998)
                      Year to Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                      11/13/90
-----------------------------------------------------------------
 CLASS III              10.67%   14.83%     16.30%     16.74%
-----------------------------------------------------------------
 RUSSELL 1000 VALUE
  INDEX                 7.02%    16.89%     17.32%     17.54%
-----------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO INTRINSIC VALUE FUND
Fund Inception Date: 8/2/99

                                                                               FUND CODES
                                                              --------------------------------------------
                                                                       Ticker      Symbol         Cusip
                                                                       ------   ------------   -----------
                                                              Class M           IntrinsicVal

                       OBJECTIVE AND PRINCIPAL STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Intrinsic Value Fund seeks long-term capital growth through investment in equity securities. The Fund's current benchmark is the Russell 1000 Value Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of companies chosen from the 1000 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange, emphasizing large capitalization equity securities. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS AND STRATEGIES: The Fund invests primarily in U.S. equity securities of companies that, in the opinion of the Manager, represent favorable values relative to their market prices. The Fund intends to be fully invested and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related instruments to: (i) hedge equity exposure; (ii) replace direct investing; and
(iii) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager uses quantitative analytical methods, for example, computer models, to choose approximately 300 stocks from among the companies listed in the Russell 1000 Index for the Fund's portfolio. Using a bottom-up approach that normally focuses on individual stock selection, with less emphasis on industry and sector allocation, the Manager researches and evaluates individual companies. Stocks of companies with price to book ratios, price to sales ratios, price to fair values and cash flow yields that meet the Manager's criteria as undervalued or cheap are ranked highly. Stocks ranked highly by more than one criterion are favored for selection. The Manager believes that a security with a low price in relation to its fair value or intrinsic value has opportunity for appreciation. The Manager attempts to control risk by weighing the trade-off between a stock's expected return and its potential to contribute to the Fund's overall risk profile.

     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk) and Derivatives Risk. For more information about these risks and other principal risks of an investment in the
Fund, see "Summary of Principal Risks" on page      .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
[Graph]                     Years Ending December 31

2000                                                                             10.67
----                                                                             -----

                        Highest Quarter: 9.84% (3Q2000)
                        Lowest Quarter: -3.95% (2Q2000)
                      Year to Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

-----------------------------------------------------------------
                        1 YEAR   5 YEARS   10 YEARS   INCEPT.
-----------------------------------------------------------------
                                                       8/2/99
-----------------------------------------------------------------
 CLASS III              10.67%      N/A        N/A      6.91%
-----------------------------------------------------------------
 RUSSELL 1000 VALUE
  INDEX                 7.02%       N/A        N/A      3.35%
-----------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO GROWTH FUND
Fund Inception Date: 12/30/88

                                                                           FUND CODES
                                                              ------------------------------------
                                                                       Ticker  Symbol     Cusip
                                                                       ------  ------  -----------
                                                              Class M          Growth

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Growth Fund seeks long-term growth of capital. The Fund's current benchmark is the Russell 1000 Growth Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of at least 125 companies chosen from among the 1000 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad exposure to the large capitalization growth sector of the U.S. equity market. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as fair value, earnings and price momentum. The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses a final optimization process to help control portfolio risk.

     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Growth Securities Risk), Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks"
on page      .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Years Ending December 31
[Graph]

                                                                            GROWTH FUND (%)
                                                                            ---------------
1991                                                                             41.27
1992                                                                              4.21
1993                                                                               4.6
1994                                                                               1.7
1995                                                                             39.85
1996                                                                             20.39
1997                                                                             29.35
1998                                                                              37.3
1999                                                                             39.04
2000                                                                            -12.21

                        Highest Quarter: 27.46% (4Q1998)
                        Lowest Quarter: -19.55% (4Q2000)
                      Year-to-Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

--------------------------------------------------------------------------------------------------------
                                                              1 YEAR    5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             12/30/88
--------------------------------------------------------------------------------------------------------
 CLASS III                                                    -12.21%   21.13%     19.03%     19.02%
--------------------------------------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX                                    -22.42%   18.12%     17.32%     17.16%
--------------------------------------------------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO SMALL CAP VALUE FUND
Fund Inception Date: 12/31/91

                                                                            FUND CODES
                                                              --------------------------------------
                                                                       Ticker   Symbol      Cusip
                                                                       ------  --------  -----------
                                                              Class M          SmCapVal

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Small Cap Value Fund seeks long-term growth of capital. The Fund's current benchmark is the Russell 2500 Value Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from the Russell 2500 Value Index. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses quantitative investment principles to evaluate small capitalization stocks. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as price to fair value, price to sales ratio, price to book ratio and cash flow yield. Stocks that are inexpensive based on these factors are ranked highly. The Manager then purchases stocks ranked highly in each of the four factors, emphasizing stocks that appear attractive in more than one strategy. The Manager then uses a final optimization process to help control portfolio risk.

     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk), Smaller Company Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary
of Principal Risks" on page   .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table below and to the right reflects applicable purchase premiums and redemption fees. This table shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Years Ending December 31
[Graph]

                                                                       SMALL CAP VALUE FUND (%)
                                                                       ------------------------
1992                                                                             24.22
1993                                                                             20.15
1994                                                                              3.84
1995                                                                             27.28
1996                                                                             20.16
1997                                                                             29.72
1998                                                                              0.03
1999                                                                              2.95
2000                                                                             19.01

                        Highest Quarter: 18.24% (2Q1999)
                        Lowest Quarter: -18.31% (3Q1998)
                      Year-to-Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             12/31/91
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     17.82%   13.58%        N/A     15.74%
--------------------------------------------------------------------------------------------------------
 RUSSELL 2500 VALUE INDEX                                      20.79%   14.34%        N/A     15.74%
--------------------------------------------------------------------------------------------------------
 GMO RUSSELL 2500 VALUE +                                      20.79%   13.73%        N/A     14.41%
--------------------------------------------------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO REIT FUND
Fund Inception Date: 5/31/96

                                                                           FUND CODES
                                                              -------------------------------------
                                                                       Ticker  Symbol      Cusip
                                                                       ------  ------   -----------
                                                              Class M           REIT

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO REIT Fund seeks high total return through investment in or exposure to real estate investment trusts ("REITs"), which are managed vehicles that invest in real estate or real estate-related assets, and other real estate related companies. The Fund's current benchmark is the Morgan Stanley REIT Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in equity REITs and real estate related operating companies, which own real estate directly; mortgage REITs, which make construction, development or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to: (1) hedge equity exposure; (2) replace direct investing; and (3) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to evaluate REITs. Using these principles, the Manager employs a bottom-up approach to select REITs based on such factors as valuation, prospects for growth, quality of the balance sheet and management.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivative Risk, Concentration Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal
risks of an investment in the Fund, see "Summary of Principal Risks" on page   .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left show changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Years Ending December 31
[Graph]

1997                                                                             19.35
----                                                                             -----
1998                                                                            -24.36
1999                                                                             -4.66
2000                                                                             28.83

                        Highest Quarter: 12.08% (2Q2000)
                        Lowest Quarter: -16.27% (3Q1998)
                      Year-to-Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

-------------------------------------------------------------------------------------------------------
                                                              1 YEAR   5 YEARS   10 YEARS   INCEPT.
-------------------------------------------------------------------------------------------------------
                                                                                            5/31/96
-------------------------------------------------------------------------------------------------------
 CLASS III                                                    28.83%    N/A        N/A       7.94%
-------------------------------------------------------------------------------------------------------
 MORGAN STANLEY REIT INDEX                                    26.81%    N/A        N/A      10.06%
-------------------------------------------------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO TAX -MANAGED U.S. EQUITIES FUND
Fund Inception Date: 7/23/98

                                                                           FUND CODES
                                                              -------------------------------------
                                                                       Ticker  Symbol      Cusip
                                                                       ------  ------   -----------
                                                              Class M           n/a

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Tax-Managed U.S. Equities Fund seeks high after-tax total return primarily through investment in U.S. equity securities. The Fund's current benchmark is the GMO S&P 500 (After Tax).

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from among the 1000 companies with the largest equity capitalization and whose securities are listed on a United States national securities exchange. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to provide broad U.S. equity exposure. Using these principles, the Manager employs a bottom-up approach to select stocks based on factors such as price to fair value, price to normalized earnings and price momentum. The Manager then uses a top-down approach to favor sectors that it believes represent the best long-term values within the U.S. stock market. The Manager then uses a tax-sensitive optimization process to evaluate a stock's return forecast and how much risk the stock adds to the portfolio, and to weigh the risk of the entire portfolio relative to the Fund's benchmark. In addition, the Manager explicitly considers expected transaction costs in the tax-sensitive portfolio optimization.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in
the Fund, see "Summary of Principal Risks" on page   .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows the Fund's annual total return for the period shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.

              ANNUAL TOTAL RETURN (Before Tax)/Class III Shares(1)
                            Years Ending December 31
[GRAPH]

1999                                                                             16.96
----                                                                             -----
2000                                                                             3.21

                        Highest Quarter: 15.80% (4Q1999)
                        Lowest Quarter: -7.69% (3Q1999)
                      Year-to-Date (as of 3/31/01):     %

                  AVERAGE ANNUAL TOTAL RETURN (Before Tax)(1)
                        Periods Ending December 31, 2000

-------------------------------------------------------------------------------------------------------
                                                              1 YEAR   5 YEARS   10 YEARS   INCEPT.
-------------------------------------------------------------------------------------------------------
                                                                                            7/23/98
-------------------------------------------------------------------------------------------------------
 CLASS III                                                    3.21%     N/A       N/A       12.13%
-------------------------------------------------------------------------------------------------------
 S&P 500                                                      -9.11%    N/A       N/A        7.55%
-------------------------------------------------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

                           INTERNATIONAL EQUITY FUNDS

     The International Equity Funds include Funds that invest in developed foreign markets only and Funds that invest to varying degrees in emerging foreign markets. Emerging Markets Fund and Evolving Countries Fund (together, the "Emerging Markets Funds") invest primarily in securities of emerging countries including Asia, Latin America, Southern and Eastern Europe, the Middle East and Africa. Evolving Countries Fund seeks to invest primarily in certain emerging market securities (evolving country securities) that in the Manager's view are more liquid than securities of emerging markets generally.
 GMO INTERNATIONAL INTRINSIC VALUE FUND
Fund Inception Date: 3/31/87

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                       Ticker     Symbol        Cusip
                                                                       ------  ------------  -----------
                                                              Class M          IntlIntrVal

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The International Intrinsic Value Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the Salomon Smith Barney PMI Value EPAC Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in equity securities of non-U.S. issuers chosen from among the companies in developed markets that are listed in the MSCI Perspective publication, which generally includes approximately 2500 issuers in the MSCI EAFE universe and Canadian companies. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund will generally not invest in securities of emerging markets issuers. The Fund may use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build an international equity portfolio focusing on equity securities that represent favorable values relative to their market prices. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. To forecast returns for countries, the Manager examines factors such as trends in gross domestic products, market sentiment and industrial competitiveness. For sectors, the Manager examines factors such as relative valuations, economic sensitivity, profitability and size. For currencies, the Manager examines factors such as export and producer price parity, balance of payments and interest rates. For securities, the Manager examines factors such as relative valuations in book value, earnings, cash flow, sales, dividends and forecasted earnings as well as dividend discount model assessments of fair value and both price and earnings momentum and ranks highly the securities of companies that meet the Manager's criteria as undervalued. The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. In addition, expected transaction costs are explicitly considered in the optimization process.

     RISKS: The most significant risks of an investment in the Fund are Market Risk (including Value Securities Risk), Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the
Fund, see "Summary of Principal Risks" on page      .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Years Ending December 31
[Graph]

                                                                 INTERNATIONAL INTRINSIC VALUE FUND(%)
                                                                 -------------------------------------
1991                                                                             14.46
1992                                                                             -1.15
1993                                                                             39.96
1994                                                                              4.14
1995                                                                             10.32
1996                                                                              9.55
1997                                                                              0.92
1998                                                                              13.6
1999                                                                             14.62
2000                                                                              -1.4

                        Highest Quarter: 16.70% (1Q1998)
                        Lowest Quarter: -15.14% (3Q1998)
                       Year-to-Date (as of 3/31/01):   %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

----------------------------------------------------------------------------------------------------------
                                                                1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------------------------------------
                                                                                               3/31/87
----------------------------------------------------------------------------------------------------------
 CLASS III                                                      -1.40%     7.25%      9.94%      9.65%
----------------------------------------------------------------------------------------------------------
 SSB PMI VALUE EPAC                                                                                N/A
----------------------------------------------------------------------------------------------------------
 MSCI EAFE                                                      26.96%    -14.17%     7.12%      6.64%
----------------------------------------------------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO FOREIGN FUND
Fund Inception Date: 6/28/96

                                                                           FUND CODES
                                                              ------------------------------------
                                                                       Ticker  Symbol     Cusip
                                                                       ------  ------  -----------
                                                              Class M          Foreign

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Foreign Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the MSCI EAFE Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies chosen from companies listed outside the U.S., including any of the 4000 companies in developed and emerging markets listed in the MSCI database. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also use exchange-traded and over-the-counter derivatives to adjust its foreign currency exposure.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental analysis of issuers and country economics to build an international equity portfolio. The Manager evaluates stocks by examining value factors such as price to earnings, price to book, price to cash flow and yield. The Manager then focuses on the companies that rank attractively in these four categories and makes selections based on research including a review of the sector/industry, publicly available company information, fundamental analysis and discussions with company management.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk and Credit and Counterparty Risk. For more information about these risks and other principal
risks of an investment in the Fund, see "Summary of Principal Risks" on page   .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

     The Fund commenced operations as a registered investment company on June 28, 1996. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies and guidelines that were substantially the same as those of the Fund. Performance of Class III Shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and was not subject to certain restrictions imposed on the Fund under the Investment Company Act of 1940. Had the pool been subject to these restrictions, its performance may have been adversely affected.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Years Ending December 31
[Bar Graph]

                                                                            FOREIGN FUND(%)
                                                                            ---------------
1991                                                                             12.34
1992                                                                             -4.61
1993                                                                             41.16
1994                                                                              6.52
1995                                                                             13.85
1996                                                                             14.31
1997                                                                              6.86
1998                                                                             13.95
1999                                                                             28.96
2000                                                                             -6.53

                        Highest Quarter: 16.90% (4Q1998)
                        Lowest Quarter: -12.92% (3Q1998)
                      Year-to-Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

---------------------------------------------------------------------------------------------------------
                                                               1 YEAR    5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------------------------------
                                                                                              8/31/84
---------------------------------------------------------------------------------------------------------
 CLASS III                                                      -6.53%   10.89%     11.89%     16.95%
---------------------------------------------------------------------------------------------------------
 MSCI EAFE                                                     -14.17%    7.12%      8.24%     13.76%
---------------------------------------------------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO FOREIGN SMALL COMPANIES FUND
Fund Inception Date: 7/1/00

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                       Ticker   Symbol       Cusip
                                                                       ------  ---------  ------------
                                                              Class M          ForSmCos

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Foreign Small Companies Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's current benchmark is the Salomon Smith Barney EMI World ex-U.S. Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of smaller companies located or doing business outside of the U.S. including but not limited to companies in the SSB EMI World ex-U.S. universe. Companies in the Fund's portfolio may have market capitalizations that are larger or smaller than companies in this universe. For a given country, the Manager generally defines "smaller companies" to include the bottom 30% of the companies in that country as measured by total market capitalization. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivative instruments to: (i) adjust its equity or foreign currency exposure; (ii) replace direct investing; and (iii) implement shifts in investment exposure as a substitute for buying and selling securities.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental analysis of issuers and country economics to build an international equity portfolio. The Manager evaluates stocks by examining value factors such as price to earnings, price to book, price to cash flow and yield. The Manager then focuses on the companies that rank attractively in these four categories and makes selections based on research including a review of the sector/industry, publicly available company information, fundamental analysis and discussions with company management. Sector and country allocations are determined by the Manager's top-down analysis of economic and market data.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Smaller Company Risk, Foreign Investment Risk (including the enhanced risks of investing in Emerging Markets), Currency Risk, Derivatives Risk and Management Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks"
on page   .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's* annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's* average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

     The Fund commenced operations as a registered investment company on July 1, 2000. Prior to that date, the Fund was operated as a portfolio of a private investment pool with investment objectives, policies and guidelines that were substantially the same as those of the Fund. Performance information for periods prior to July 1, 2000 is that of the private investment pool, restated to reflect the Fund's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed by the Investment Company Act of 1940. Had the pool been subject to these restrictions, its performance may have been adversely affected.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Years Ending December 31
[Bar Graph]

                                                                    FOREIGN SMALL COMPANIES FUND %
                                                                    ------------------------------
1996                                                                             22.09
1997                                                                             -3.80
1998                                                                              4.51
1999                                                                             41.52
2000                                                                             -7.74

                        Highest Quarter: 15.12% (4Q1998)
                        Lowest Quarter: -17.4% (3Q1998)
                      Year-to-Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

---------------------------------------------------------------------------------------------------------
                                                               1 YEAR    5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------------------------------
                                                                                               1/4/95
---------------------------------------------------------------------------------------------------------
 CLASS III*                                                    -7.74%    9.88%      N/A        9.65%
---------------------------------------------------------------------------------------------------------
 SSB EMI
  WORLD EX-U.S.                                                -10.31%   3.87%      N/A        4.32%
---------------------------------------------------------------------------------------------------------

---------------
* Performance information presented is that of the Fund's predecessor for all periods prior to July 1, 2000.

(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO EMERGING MARKETS FUND
Fund Inception Date: 12/9/93

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class M            EmergMkt

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Emerging Markets Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets"). The Fund's current benchmark is the IFC Investable Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies that make up the IFC and MSCI emerging markets databases, and that are deemed to be emerging or frontier markets by the World Bank. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments where available to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build a value-biased emerging market equity portfolio. Using these principles, the Manager creates forecasted returns for countries, securities and sectors. To forecast returns for countries, the Manager examines factors such as price to earnings ratios, market momentum, trends in gross domestic products, market conditions, long-term trends and paradigm shifts, and values currencies based on real effective exchange rates. For securities, the Manager examines factors such as fair value, earnings and price momentum, price to cash flow and measures of neglect (a measure of low analyst coverage and low price volatility). For sectors, the Manager examines factors similar to those used for securities, and also evaluates economic sensitivity and industrial trends. The Manager also monitors the economic and political conditions in these markets and adjusts its strategies as markets develop or encounter setbacks. The Manager then uses an optimization process to weigh the trade-off among a stock's return forecast, how much risk the stock adds relative to the Fund's benchmark and transaction costs.

     RISKS. The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary
of Principal Risks" on page   .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table below and to the right reflects applicable purchase premiums and redemption fees. This table shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Years Ending December 31
[Bar Graph]

                                                                       EMERGING MARKETS FUND (%)
                                                                       -------------------------
1994                                                                              6.29
1995                                                                            -12.57
1996                                                                             11.64
1997                                                                             -0.10
1998                                                                            -28.88
1999                                                                             77.73
2000                                                                            -27.80

                        Highest Quarter: 34.40% (2Q1999)
                        Lowest Quarter: -28.24% (2Q1998)
                      Year-to-Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

----------------------------------------------------------------------------------------------------------
                                                               1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------------------------------------
                                                                                               12/9/93
----------------------------------------------------------------------------------------------------------
 CLASS III                                                     -29.24%    -0.05%       N/A       0.29%
----------------------------------------------------------------------------------------------------------
 IFC INVESTABLE                                                -31.76%    -3.67%       N/A      -4.10%
----------------------------------------------------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO EVOLVING COUNTRIES FUND
Fund Inception Date: 8/29/97

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                        Ticker     Symbol       Cusip
                                                                       ---------  ---------  -----------
                                                              Class M             EvolvCntr

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Evolving Countries Fund seeks high total return through investment in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets"). The Fund's current benchmark is the IFC Investable Index.

     INVESTMENT UNIVERSE: The Fund invests primarily in the equity securities of companies that make up the IFC and MSCI emerging markets databases, and that are deemed to be emerging or frontier markets by the World Bank. The Fund may also use derivatives.

     PRINCIPAL INVESTMENTS: The Fund attempts to achieve its objective by focusing its investments in evolving country securities that are more liquid than emerging market securities generally. The Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may use exchange-traded and over-the-counter derivatives and related instruments where available to (i) hedge equity exposure; (ii) replace direct investing; (iii) implement shifts in investment exposure as a substitute for selling and buying securities; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Fund uses fundamental and quantitative investment principles to build a value-biased, relatively liquid and earnings momentum-biased emerging market equity portfolio. Using these principles, the Manager creates forecasted returns for countries, securities and sectors. To forecast returns for countries, the Manager examines factors such as price to earnings ratios, market momentum, trends in gross domestic products, market conditions, long-term trends and paradigm shifts, and values currencies based on real effective exchange rates. For securities, the Manager examines factors such as fair value, earnings and price momentum, price to cash flow and measures of neglect (a measure of low analyst coverage and low price volatility). For sectors, the Manager examines factors similar to those used for securities, and also evaluates economic sensitivity and industrial trends. The Manager also monitors the economic and political conditions in these markets and adjusts its strategies as markets develop or encounter setbacks. The Manager then uses an optimization process to weigh the trade-off among a stock's return forecast, how much risk the stock adds relative to the Fund's benchmark and transaction costs.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary
of Principal Risks" on page   .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table below and to the right reflects applicable purchase premiums and redemption fees. This table shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Year Ending December 31
[Bar Graph]

                                                                      EVOLVING COUNTRIES FUND (%)
                                                                      ---------------------------
1998                                                                            -24.03
1999                                                                             94.69
2000                                                                            -28.51

                        Highest Quarter: 60.80% (2Q1999)
                        Lowest Quarter: -28.87% (2Q1998)
                      Year-to-Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

---------------------------------------------------------------------------------------------------------
                                                               1 YEAR    5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------------------------------
                                                                                              8/29/97
---------------------------------------------------------------------------------------------------------
 CLASS III                                                     -29.94%       N/A       N/A     -5.00%
---------------------------------------------------------------------------------------------------------
 IFC INVESTABLE                                                -31.76%       N/A       N/A     -8.57%
---------------------------------------------------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO GLOBAL BALANCED
    ALLOCATION FUND
Fund Inception Date: 7/29/96

                                                                           FUND CODES
                                                              -------------------------------------
                                                                       Ticker  Symbol      Cusip
                                                                       ------  ------   -----------
                                                              Class M           N/A


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Global Balanced Allocation Fund seeks total return greater than the return of the GMO Global Balanced Index through investment to varying extents in other Funds of the Trust.

     INVESTMENT UNIVERSE: The Fund invests primarily in the GMO International Equity Funds (including the GMO Emerging Markets Funds), the GMO Fixed Income Funds and the GMO U.S. Equity Funds.

     PRINCIPAL INVESTMENTS: The Fund seeks a total return greater than the GMO Global Balanced benchmark, which is comprised 48.75% by S&P 500, 16.25% by MSCI AC World ex U.S. and 35% by Lehman Brothers Aggregate Bond Index. GMO EAFE Extended modifies the MSCI EAFE index by including a market capitalization weighting for emerging markets. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying Funds.

PORTFOLIO CONSTRUCTION

     The Manager uses fundamental and quantitative investment principles to provide broad exposure to asset classes or sectors ("Asset Classes") and to make optimal allocations among these Asset Classes. The Manager uses top-down valuation methodologies to allocate Fund assets away from underlying Funds investing primarily in overvalued Asset Classes and into those underlying Funds whose Asset Classes the Manager believes are undervalued. The Manager considers forecasted risk, return, transaction costs and expected value-added for each of the underlying Funds when implementing the allocation strategy. The Fund will consider whether to rebalance when cash flows occur, the investment outlook changes, or there has been a significant change in market valuation levels.

     RISKS: The most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. For more information about these risks, and other principal
risks of an investment in the Fund, see "Summary of Principal Risks" on page   .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Years Ending December 31
[Bar Graph]

                                                                  GLOBAL BALANCED ALLOCATION FUND (%)
                                                                  -----------------------------------
1998                                                                              4.38
1999                                                                             10.97
2000                                                                              7.39

                        Highest Quarter: 7.85% (4Q1998)
                        Lowest Quarter: -7.89% (3Q1998)
                      Year-to-Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             6/2/97*
--------------------------------------------------------------------------------------------------------
 CLASS III                                                      7.39%    N/A        N/A       11.51%
--------------------------------------------------------------------------------------------------------
 50% S&P 500; 50% LEHMAN BROTHERS AGGREGATE BOND INDEX          1.07%    N/A        N/A       14.04%
--------------------------------------------------------------------------------------------------------
 GMO GLOBAL BALANCED INDEX                                          %    N/A        N/A            %
--------------------------------------------------------------------------------------------------------

* The Fund commenced operations on July 29, 1996 with a single class of shares -- Class I Shares. Class I and Class II Shares converted to Class III Shares on January 9, 1998.
---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

                               FIXED INCOME FUNDS

     The Funds in this category invest to a substantial extent in fixed income securities. These are obligations of the issuer to make payments of principal and/or interest on future dates, and include bonds, notes and asset backed securities. For these purposes, a bond refers to any fixed income obligation with an original maturity of two years or more, as well as "synthetic" bonds created by the Manager by combining a futures contract or option on a fixed income security with cash, a cash equivalent or another fixed income security. If the issuer or guarantor of a fixed income security is a foreign government or an agency or political subdivision, the obligation is often referred to as sovereign debt. The Manager will employ a variety of techniques to adjust the sensitivity of a Fund's value to changes in interest rates. This sensitivity is often measured by, and correlates strongly to, the portfolio's duration. The duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all expected future cash flows, including interest payments and principal repayments. For example, for a bond with a 6% coupon that matures in five years with a 6% yield, duration would be 4.39 years. The Emerging Countries referred to below include less developed countries in Asia, Latin America, the Middle East, Africa and Europe.

 GMO DOMESTIC BOND FUND
Fund Inception Date: 8/18/94

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                               Class M            DomestBd

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Domestic Bond Fund seeks high total return through investment in U.S. investment grade securities. The Fund's current benchmark is the Lehman Brothers Government Bond Index.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in U.S. government securities, including asset-backed securities issued by U.S. government agencies, but may also invest in other U.S. dollar denominated fixed income investments, including investment-grade bonds, convertible bonds and asset-backed securities of private issuers. The Fund may expose a portion of its assets to foreign credit, and may invest some of its assets in lower-rated securities. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy. The Fund may achieve exposure to its principal investments directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Certain Funds in GMO Alpha LIBOR Fund and GMO Emerging Country Debt Fund").

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques to identify bonds which have high relative yield spreads and which the Manager believes are undervalued. The Manager also considers issue-specific risk in the selection process. The Manager employs competitive trading practices to help ensure that the Fund receives the best available prices and monitors credit risk in the portfolio. The Fund's portfolio will generally have a duration of four (4) to six (6) years.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk and Leveraging Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of
Principal Risks" on page      .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Years Ending December 31
[Graph]

                                                                        DOMESTIC BOND FUND (%)
                                                                        ----------------------
1995                                                                             18.57
1996                                                                              3.04
1997                                                                              9.96
1998                                                                              8.05
1999                                                                             -1.79
2000                                                                             14.26

                        Highest Quarter: 6.35% (2Q1995)
                        Lowest Quarter: -2.37% (1Q1996)
                      Year-to-Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             8/18/94
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     14.26%   6.55%       N/A       7.85%
--------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVERNMENT BOND INDEX                         13.24%   6.49%       N/A       7.81%
--------------------------------------------------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO INTERNATIONAL BOND FUND
Fund Inception Date: 12/22/93

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class M            IntlBond

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO International Bond Fund seeks high total return through investment in foreign bond and currency markets. The Fund's current benchmark is the J.P. Morgan Non-U.S. Government Bond Index.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. By coupling such investments with various exchange-traded and over-the-counter bond and currency derivative instruments, the Fund seeks to obtain the return of those primarily investment-grade international bonds, bond markets and currencies selected by the Manager. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may invest a portion of its net assets in lower-rated securities (also known as "junk bonds"), which may include sovereign debt of Emerging Countries. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy. The Fund may achieve exposure to its principal investments directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund and GMO Emerging Country Debt Fund ("ECDF") (see "Investment by Certain Funds in GMO Alpha LIBOR Fund and GMO Emerging Country Debt Fund").

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. In addition, as a result of the Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks"
on page      .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Years Ending December 31
[Graph]

                                                                      INTERNATIONAL BOND FUND (%)
                                                                      ---------------------------
1994                                                                              5.16
1995                                                                             27.31
1996                                                                             16.66
1997                                                                              0.88
1998                                                                             10.79
1999                                                                             -5.48
2000                                                                             -0.27

                        Highest Quarter: 10.53% (1Q1995)
                        Lowest Quarter: -5.78% (1Q1999)
                      Year-to-Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

---------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------------------------------
                                                                                             12/22/93
---------------------------------------------------------------------------------------------------------
 CLASS III                                                     -0.27%    4.21%        N/A       7.19%
---------------------------------------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX                    -2.47%    1.86%        N/A       4.68%
---------------------------------------------------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO GLOBAL BOND FUND
Fund Inception Date: 12/28/95

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class M            GlobalBd

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Global Bond Fund seeks high total return through direct or indirect investment in global bond and currency markets. The Fund's current benchmark is the J.P. Morgan Global Government Bond Index.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. By coupling such investments with various exchange-traded and over-the-counter bond and currency derivative instruments, the Fund seeks to obtain the return of those primarily investment-grade international bonds, bond markets and currencies selected by the Manager. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may invest a portion of its net assets in lower-rated securities (also known as "junk bonds"), which may include sovereign debt of Emerging Countries. The total of the absolute values of all deviations from the benchmark (that is, without regard to sign and allowing for no netting of positions) will often exceed 100% of the value of the Fund for both bonds and currencies, which are generally considered separately. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy. The Fund may achieve exposure to its principal investments directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund and GMO Emerging Country Debt Fund ("ECDF") (see "Investment by Certain Funds in GMO Alpha LIBOR Fund and GMO Emerging Country Debt Fund").

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager employs fundamental research techniques in quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. In addition, as a result of the Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal Risks"
on page   .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Years Ending December 31
[Graph]

                                                                          GLOBAL BOND FUND %
                                                                          ------------------
1996                                                                             13.07
1997                                                                              6.36
1998                                                                             10.25
1999                                                                             -5.54
2000                                                                              4.38

                        Highest Quarter: 5.70% (4Q2000)
                        Lowest Quarter: -4.98% (1Q1999)
                      Year-to-Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 1999

----------------------------------------------------------------------------------------------------------
                                                                1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------------------------------------
                                                                                              12/28/95
----------------------------------------------------------------------------------------------------------
 CLASS III                                                       4.38%    5.50%        N/A       5.49%
----------------------------------------------------------------------------------------------------------
 J.P. MORGAN GLOBAL GOVERNMENT BOND INDEX                        2.34%    3.46%        N/A       3.46%
----------------------------------------------------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO INFLATION INDEXED BOND FUND
Fund Inception Date: 3/31/97

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                       Ticker   Symbol       Cusip
                                                                       ------  ---------  -----------
                                                              Class M          InfltInBd

                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The GMO Inflation Indexed Bond Fund seeks high total return through investment in government bonds that are indexed or otherwise "linked" to general measures of inflation in the country of issue ("inflation indexed bonds"). The Fund's current benchmark is the Lehman Brothers Treasury Inflation Notes Index.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in inflation indexed (as defined above) and other fixed income securities of both the United States and foreign issuers. Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. A bond will be deemed to be "linked" to general measures of inflation if, by such bond's terms, principal or interest components change with general movements of inflation in the country of issue. The Fund may also invest a portion of its assets in lower-rated securities (also known as "junk bonds"). The Fund may also invest in derivatives. The Fund invests in appropriate fixed income securities that in the opinion of the Manager represent favorable values relative to their market prices. The Fund may achieve exposure to its principal investments directly, or indirectly by investing a substantial portion of its assets in shares of the GMO Alpha LIBOR Fund (see "Investment by Certain Funds in GMO Alpha LIBOR Fund and GMO Emerging Country Debt Fund").

     METHODOLOGY/PORTFOLIO CONSTRUCTION: The Manager uses fundamental investment techniques to select issues by matching the Fund's duration to that of its benchmark. The Manager may use exchange-traded and over-the-counter derivative instruments to implement the Fund's strategy.

     RISKS: The most significant risks of an investment in the Fund are Market Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal
Risks" on page   .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Year Ending December 31
[BAR GRAPH]

                                                                    INFLATION INDEXED BOND FUND(%)
                                                                    ------------------------------
1998                                                                              4.17
1999                                                                               2.7
2000                                                                             13.32

                        Highest Quarter: 4.13% (4Q2000)
                         Lowest Quarter: 0.16% (4Q1998)
                      Year-to-Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

--------------------------------------------------------------------------------------------------------
                                                               1 YEAR   5 YEARS   10 YEARS   INCEPT.
--------------------------------------------------------------------------------------------------------
                                                                                             3/31/97
--------------------------------------------------------------------------------------------------------
 CLASS III                                                     13.32%      N/A        N/A      6.19%
--------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS TREASURY INFLATION NOTES INDEX                     %      N/A        N/A       N/A*
--------------------------------------------------------------------------------------------------------
 GMO TREASURY INFLATION NOTES+                                 13.18%      N/A        N/A      5.99%
--------------------------------------------------------------------------------------------------------

* Index inception date is 10/1/97
---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

 GMO EMERGING COUNTRY DEBT
    SHARE FUND
Fund Inception Date: 7/20/98

                                                                              FUND CODES
                                                              -------------------------------------------
                                                                       Ticker     Symbol         Cusip
                                                                       ------   -----------   -----------
                                                              Class M           EmgCntrDbSh


                 OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVE: The Emerging Country Debt Share Fund seeks high total return through investment in the GMO Emerging Country Debt Fund ("ECDF"), a portfolio of the Trust offered through a separate prospectus. The Fund's current benchmark is the J.P. Morgan Emerging Markets Bond Index Global.

     PRINCIPAL INVESTMENTS: The Fund invests primarily in ECDF, and will therefore indirectly employ ECDF's principal strategies. The Fund may also invest in cash and high quality money market instruments.

     For a discussion of the objective, principal investments and strategies and portfolio construction process for ECDF, please see "Investment by Certain Funds
in GMO Alpha LIBOR Fund and GMO Emerging Country Debt Fund" on page   .

     RISKS: The most significant risks of an investment in the Fund are the risks the Fund is exposed to through ECDF, which include Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk. For more information about these risks and other principal risks of an investment in the Fund, see "Summary of Principal
Risks" on page   .

                                  PERFORMANCE

     The performance information below helps to show the risks of investing in the Fund. The bar chart below and to the left shows the Fund's annual total return for the period shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. See "Benchmarks and Indexes" for a description of the index. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any expenses. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

                    ANNUAL TOTAL RETURN/Class III Shares(1)
                            Years Ending December 31
[Bar Graph]

                                                               GMO EMERGING COUNTRY DEBT SHARE FUND (%)
                                                               ----------------------------------------
1999                                                                             32.13
2000                                                                             24.22

                        Highest Quarter: 18.02% (4Q1999)
                         Lowest Quarter: 0.11% (2Q2000)
                      Year-to-Date (as of 3/31/01):     %

                         AVERAGE ANNUAL TOTAL RETURN(1)
                        Periods Ending December 31, 2000

-------------------------------------------------------------------------------------------------------
                                                              1 YEAR   5 YEARS   10 YEARS   INCEPT.
-------------------------------------------------------------------------------------------------------
                                                                                            7/20/98
-------------------------------------------------------------------------------------------------------
 CLASS III                                                    24.22%       N/A       N/A      5.63%
-------------------------------------------------------------------------------------------------------
 J.P. MORGAN EMBI GLOBAL                                           %       N/A       N/A          %
-------------------------------------------------------------------------------------------------------
 GMO EMBI
  GLOBAL +                                                         %       N/A       N/A          %
-------------------------------------------------------------------------------------------------------

---------------
(1) The return information presented in the bar chart and table is that of Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.

                           SUMMARY OF PRINCIPAL RISKS

     The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

-------------------------------------------------------------------------------------------------------------------------------
                                                        SMALLER               FOREIGN                  NON-
                                    MARKET   LIQUIDITY  COMPANY  DERIVATIVES INVESTMENT CURRENCY  DIVERSIFICATION CONCENTRATION
                                     RISK      RISK      RISK       RISK        RISK      RISK         RISK           RISK
-------------------------------------------------------------------------------------------------------------------------------
 DOMESTIC EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Core Fund                       --        --                   --          --
-------------------------------------------------------------------------------------------------------------------------------
 Value Fund                           --        --                   --          --                     --
-------------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                 --        --                   --          --                     --
-------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                          --        --                   --          --                     --
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                 --        --        --         --          --
-------------------------------------------------------------------------------------------------------------------------------
 REIT Fund                            --        --                   --          --        --           --             --
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed U.S. Equities Fund       --                             --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value
  Fund                                --        --                   --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                         --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Foreign Small Companies Fund         --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund                --        --        --         --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Evolving Countries Fund              --        --        --         --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Global Balanced Allocation Fund      --        --        --         --          --        --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                   --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund              --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                     --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund          --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund     --        --                   --          --        --           --
-------------------------------------------------------------------------------------------------------------------------------

----------------------------------  --------------------------------------
                                                CREDIT AND
                                    LEVERAGING COUNTERPARTY   MANAGEMENT
                                       RISK        RISK          RISK
----------------------------------  --------------------------------------
 DOMESTIC EQUITY FUNDS
----------------------------------------------------------------------------------------
 U.S. Core Fund                         --          --            --
-------------------------------------------------------------------------------------------------------
 Value Fund                             --          --            --
----------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                   --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                            --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                   --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 REIT Fund                              --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed U.S. Equities Fund         --          --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value
  Fund                                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                                       --            --
-------------------------------------------------------------------------------------------------------------------------------
 Foreign Small Companies Fund                                     --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund                  --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Evolving Countries Fund                --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global Balanced Allocation Fund        --          --            --
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                     --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund                --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                       --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund            --          --            --
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund       --          --            --
-------------------------------------------------------------------------------------------------------------------------------

     The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values, and you can lose money by investing in the Funds. Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund change over time. The Statement of Additional Information includes more information about the Funds and their investments.

      -- MARKET RISK. All of the Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a Fund. General market risks associated with investments in equity and fixed income securities include the following:

     EQUITY SECURITIES. A principal risk of each Fund that invests a substantial portion of its assets in equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

     The U.S. Equity Funds and the International Equity Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.

     Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager across the Funds, these risks apply to all of the equity funds described in this Prospectus. The risks are particularly pronounced for the Value Fund, Small Cap Value Fund, Intrinsic Value Fund and International Intrinsic Value Fund which invest primarily in value securities.

     Growth Securities Risk. Certain equity securities (generally known as "growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the Growth Fund and the Foreign Small Companies Fund, which invest primarily in growth securities.

     FIXED INCOME SECURITIES. The value of the Funds' investments in fixed income securities (including bonds, notes and asset-backed securities) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally decline. Conversely, during periods of falling interest rates, the values of fixed income securities generally rise.

     This kind of market risk, also called interest rate risk, is generally greater for Funds investing in fixed income securities with longer maturities and portfolios with longer durations (a measure of the expected cash flows of a fixed income security). Thus, this risk is greatest for Funds with longer durations (i.e., that invest in fixed income securities with longer maturities).

     While interest rate risk is attendant with all fixed income securities and tends to depend mostly on the duration of the security, interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Emerging Country Debt Share Fund, Global Bond Fund, International Bond Fund, Inflation Indexed Bond Fund, Domestic Bond Fund, REIT Fund and Foreign Fund, each of which may invest a significant portion of their assets in lower-rated securities (also called "junk bonds") or comparable unrated securities.

     In addition, a related market risk exists for the Domestic Bond Fund, Global Bond Fund and International Bond Fund, which invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. Because prepayments generally increase when interest rates fall, these Funds are subject to the risk that cash flows from securities will have to be reinvested at lower rates. Likewise, since prepayments decrease when interest rates rise, these securities have maturities that tend to be longer when that is least desirable -- when interest rates are rising. Most of the Fixed Income Funds may also invest to a material extent in debt securities paying no interest, such as zero coupon, principal-only and interest-only securities and, to the extent they make such investments, such Funds will be exposed to additional market risk.

     - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at the price at which the Fund values them. All of the Funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

     This risk may be particularly pronounced for Funds such as the Emerging Country Debt Fund, Emerging Country Debt Share Fund, Emerging Markets Fund and Evolving Countries Fund, all of which may invest primarily in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

     - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies. These risks apply to all Funds that invest in the securities of smaller companies, but are particularly pronounced for the Small Cap Value Fund, Emerging Markets Fund and Foreign Small Companies Fund, all of which invest primarily in companies with small or medium-sized market capitalizations.

     - DERIVATIVES RISK. All of the Funds may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Funds may also use derivatives as a way to efficiently adjust the exposure of the Funds to various securities, markets and currencies without the Funds having to actually sell current assets and purchase different ones. This is generally done either because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale and purchase of Fund assets over time. For a description of the various derivative instruments that may be utilized by the Funds, refer to the Statement of Additional Information.

     The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders.

     While all the Funds are subject to these risks, the risks of derivatives are particularly pronounced for the International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund and Inflation Indexed Bond Fund, which use derivatives as a basic component of their investment strategy to gain exposure to foreign fixed income securities and currencies.

     In addition, the Emerging Country Debt Fund's (and thus indirectly the Emerging Country Debt Share Fund's) significant use of credit default swap contracts also presents derivatives risk. In a credit default swap, a Fund makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. However, if the third party does not default, the Fund loses its investment and recovers nothing. Credit default swaps involve risk because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

     - FOREIGN INVESTMENT RISK. Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities.

     All Funds that invest in foreign securities are subject to these risks. These risks will be particularly pronounced for the International Equity Funds, International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund and Inflation Indexed Bond Fund which may invest a significant portion of their assets in foreign securities. Some of the foreign risks are also relevant for the Domestic Equity Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

     In addition, Funds such as the Emerging Markets Fund, Evolving Countries Fund, Foreign Small Companies Fund, International Bond Fund, Global Bond Fund, Emerging Country Debt Fund and Emerging Country Debt Share Fund that invest a significant portion of their assets in the securities of issuers based in countries with developing or "emerging market" economies are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; the risk that it may be more difficult to obtain and/or enforce legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

     - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may negatively affect the value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded in or currencies in which a Fund has taken on an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

     Many of the Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the Funds may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in a Fund's currency exposure being substantially different than that suggested by its securities investments.

     All Funds that invest or trade in foreign currencies, securities denominated in foreign currencies, or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the International Equity Funds, International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund and REIT Fund, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and over-the-counter ("OTC") foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk in addition to currency risk as described below under "Leveraging Risk."

     - NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. The Value Fund, Growth Fund, REIT Fund, Tax-Managed U.S. Equities Fund, Foreign Fund, Emerging Markets Fund, Evolving Countries Fund, Intrinsic Value Fund and all of the Fixed Income Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with a Fund's investment strategies or techniques may be more pronounced for these Funds.

     In addition, each of the International Bond Fund and Global Bond Fund may invest a substantial portion of its assets, and Emerging Country Debt Share Fund may invest substantially all of its assets in shares of the GMO Emerging Country Debt Fund, a portfolio of the Trust offered through a separate prospectus which is not diversified within the meaning of the 1940 Act. Each of the Fixed Income Funds may invest without limitation in shares of the GMO Alpha LIBOR Fund, which is not diversified within the meaning of the 1940 Act. Please refer to "Investment by Certain Funds in GMO Alpha LIBOR Fund and GMO Emerging Country Debt Fund" for information regarding certain risks and other information relating to GMO Alpha LIBOR Fund and GMO Emerging Country Debt Fund.

     - CONCENTRATION RISK. Most analysts believe that overall risk is reduced by industry or geographic diversification, and increased by concentrating investments in a small number of industries or countries. Therefore, Funds that are concentrated geographically or with respect to industries or sectors should only be considered as part of a diversified portfolio including other assets. This section describes the Funds that present the most significant concentration risk. Such risks may also exist in other Funds.

     The REIT Fund invests primarily in real estate securities. Thus, the value of this Fund's shares can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exempt status under the 1940 Act.

     - LEVERAGING RISK. Each Fund's portfolio may be economically leveraged if a Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions. Also, each Fund may enter into reverse repurchase agreements and invest in other derivatives, which may result in economic leverage. Leverage may disproportion-ately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

     The net long exposure of each Equity Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts)) will not exceed 100% of the Fund's net assets. Each Equity Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The Equity Funds also may offset derivative positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged.

     The Fixed Income Funds are not limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of the derivative positions employed. The Fixed Income Funds control the projected tracking error relative to a Fund's benchmark to manage effective market exposure resulting from derivatives in a portfolio. This means that a Fixed Income Fund may be leveraged when measured in terms of aggregate exposure of the Fund's assets.

     - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

     Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Funds that invest in fixed income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. Even certain U.S. Government securities are subject to credit risk. Additional risk exists where there is no rating for the fixed income security and the Manager has to assess the risk subjectively.

     Credit risk is particularly acute for Funds which invest in lower-rated securities (also called junk bonds), which are fixed income securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P"), or are determined by the Manager to be of comparable quality to securities so rated. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Lower-rated securities offer the potential for higher investment returns than higher-rated securities, but they carry a high degree of credit risk and are considered predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Lower-rated securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities. Accordingly, Funds which may invest a significant portion of their assets in lower-rated securities (such as those listed in "Market Risk -- Fixed Income Securities" above) may be subject to substantial credit risk.

     In addition, all of the Funds are also exposed to credit risk because they may generally make use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and because they may engage to a significant extent in the lending of Fund securities or use of repurchase agreements.

     - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Funds are generally not subject to the risk of market timing because they generally stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or emerging country debt.

     - SPECIAL CONSIDERATIONS FOR GLOBAL BALANCED ALLOCATION FUND. The Manager does not charge an investment management fee for asset allocation advice provided to the Global Balanced Allocation Fund, but certain other expenses such as custody, transfer agency and audit fees will be borne directly by the Fund, subject to the Manager's agreement to reimburse the Fund (see "Fees and Expenses"). The Global Balanced Allocation Fund will also indirectly bear a proportionate share of the Total Operating Expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other Fund expenses) of the underlying Funds in which it invests, as well as any purchase premiums or redemption fees charged by such underlying Funds. Since the Manager will receive fees from the underlying Funds, the Manager may be viewed as having a financial incentive to invest the assets of the Global Balanced Allocation Fund in underlying Funds with higher fees, despite the investment interests of the Asset Allocation Funds. The Manager is legally obligated to disregard that incentive in selecting shares of the underlying Funds.

                               FEES AND EXPENSES


     The following tables describe the fees and expenses you may pay if you buy and hold Class M shares of the Funds. Footnotes to the tables begin on page and are important to understanding this table.


----------------------------------------------------------------------------------------------------------
                                   PURCHASE AND
                                  REDEMPTION FEES
                          (FEES PAID DIRECTLY TO FUND AT           ANNUAL FUND OPERATING EXPENSES
      GMO FUND NAME           PURCHASE OR REDEMPTION)      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------
                           Cash Purchase    Redemption                                            Total
                           Premium (as a    Fees (as a                                           Annual
                            % of amount     % of amount   Management  Distribution    Other     Operating
                           invested)(1)    redeemed)(1)       Fee     (12b-1) Fee  Expenses(2)  Expenses
 U.S. EQUITY FUNDS
  U.S. CORE FUND                None            None         0.33%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  VALUE FUND                    None            None         0.46%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  INTRINSIC VALUE FUND          None            None         0.33%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  GROWTH FUND                   None            None         0.33%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE FUND         0.50%           0.50%         0.33%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  REIT FUND                     None            None         0.54%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  TAX-MANAGED U.S.
     EQUITIES FUND              None            None(4)      0.33%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY
     FUNDS
  INTERNATIONAL INTRINSIC
     VALUE FUND                 None            None         0.54%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  FOREIGN FUND                  None            None         0.60%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  FOREIGN SMALL COMPANIES
     FUND                       None            None         0.70%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  EMERGING MARKETS FUND        1.60%           0.40%(5)      0.81%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  EVOLVING COUNTRIES FUND      1.60%           0.40%         0.65%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  GLOBAL BALANCED
     ALLOCATION FUND            None            None         0.00%(8)    0.25%        ___ %(8)    ___ %(8)
----------------------------------------------------------------------------------------------------------
  FIXED INCOME FUNDS
  DOMESTIC BOND FUND            None            None         0.10%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  INTERNATIONAL BOND FUND       None            None         0.25%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  GLOBAL BOND FUND              None            None         0.19%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------

-------------------------  -----------------------------

                           ANNUAL FUND OPERATING EXPENSES
      GMO FUND NAME        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------  -----------------------------

                                                 Net
                                Expense        Annual
                           Reimbursement (3)  Expenses
 U.S. EQUITY FUNDS
  U.S. CORE FUND                 ___ %          ___ %
--------------------------------------------------------------------
  VALUE FUND                     ___ %          ___ %
---------------------------------------------------------------------------------
  INTRINSIC VALUE FUND           ___ %          ___ %
----------------------------------------------------------------------------------------------
  GROWTH FUND                    ___ %          ___ %
----------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE FUND           ___ %          ___ %
----------------------------------------------------------------------------------------------------------
  REIT FUND                      ___ %          ___ %
----------------------------------------------------------------------------------------------------------
  TAX-MANAGED U.S.
     EQUITIES FUND               ___ %          ___ %
----------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY
     FUNDS
  INTERNATIONAL INTRINSIC
     VALUE FUND                  ___ %          ___ %
----------------------------------------------------------------------------------------------------------
  FOREIGN FUND                   ___ %          ___ %
----------------------------------------------------------------------------------------------------------
  FOREIGN SMALL COMPANIES
     FUND                        ___ %          ___ %
----------------------------------------------------------------------------------------------------------
  EMERGING MARKETS FUND          ___ %          ___ %
----------------------------------------------------------------------------------------------------------
  EVOLVING COUNTRIES FUND        ___ %          ___ %
----------------------------------------------------------------------------------------------------------
  GLOBAL BALANCED
     ALLOCATION FUND             ___ %(8)       ___ %(8)
----------------------------------------------------------------------------------------------------------
  FIXED INCOME FUNDS
  DOMESTIC BOND FUND             ___ %       ___ %(6)
----------------------------------------------------------------------------------------------------------
  INTERNATIONAL BOND FUND        ___ %       ___ %(6)
----------------------------------------------------------------------------------------------------------
  GLOBAL BOND FUND               ___ %       ___ %(6)
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                   PURCHASE AND
                                  REDEMPTION FEES
                          (FEES PAID DIRECTLY TO FUND AT           ANNUAL FUND OPERATING EXPENSES
      GMO FUND NAME           PURCHASE OR REDEMPTION)      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------
                           Cash Purchase    Redemption                                            Total
                           Premium (as a    Fees (as a                                           Annual
                            % of amount     % of amount   Management  Distribution    Other     Operating
                           invested)(1)    redeemed)(1)       Fee     (12b-1) Fee  Expenses(2)  Expenses
  INFLATION INDEXED BOND
     FUND                       None         None            0.10%       0.25%        ___ %       ___ %
----------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY DEBT
     SHARE FUND                     *(7)            *(7)     0.35%(7)    0.25%        ___ %(7)    ___ %(7)
----------------------------------------------------------------------------------------------------------

-------------------------  -----------------------------

                           ANNUAL FUND OPERATING EXPENSES
      GMO FUND NAME        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------  -----------------------------

                                                 Net
                                Expense        Annual
                           Reimbursement (4)  Expenses
  INFLATION INDEXED BOND
     FUND                        ___ %       ___ %(6)
----------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY DEBT
     SHARE FUND                  ___ %(7)       ___ %(7)
----------------------------------------------------------------------------------------------------------

                           NOTES TO FEES AND EXPENSES


 1. Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction.



 2. Other expenses include an administration fees for each Fund reflect estimated administrative support costs and record keeping fees paid to the Manager to defray the Manager's expenses for services provided as the administrator for Class M shareholders. Each fund (other than Emerging Country Debt Share Fund and Global Balanced Allocation Fund) pays the Manager an amount equal to 0.20% of such Fund's average daily net assets attributable to its Class M shares (0.05% in the case of each of Emerging Country Debt Share Fund and Global Balanced Allocation Fund). The Manager may provide these services directly, or may contract with third party service providers to provide any or all of these services.



 3. The Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through at least June 30, 2002 to the extent that the Fund's total annual operating expenses (excluding the administration fees referenced in note 2 above, distribution (12b-1) fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes; and, in the case of the Emerging Markets Fund and Evolving Countries Fund, also excluding custodial fees (collectively, "Excluded Fund Fees and Expenses")); and, in the case of the Global Balanced Allocation Fund and Emerging Country Debt Share Fund, also excluding expenses indirectly incurred by the investment in other Funds of the Trust (the "Indirect Fund Expenses") exceed the percentage of that Fund's daily net assets (the "Post-Reimbursement Expense Limitation") set forth below:



------------------------------------------------------------
                                                   POST-
                                               REIMBURSEMENT
                                                  EXPENSE
                       FUND                     LIMITATION
------------------------------------------------------------
    U.S. Core Fund
------------------------------------------------------------
    Value Fund
------------------------------------------------------------
    Intrinsic Value Fund
------------------------------------------------------------
    Growth Fund
------------------------------------------------------------
    Small Cap Value Fund
------------------------------------------------------------
    REIT Fund
------------------------------------------------------------
    Tax-Managed U.S. Equities Fund
------------------------------------------------------------
    International Intrinsic Value Fund
------------------------------------------------------------
    Foreign Fund
------------------------------------------------------------
    Foreign Small Companies Fund
------------------------------------------------------------



------------------------------------------------------------
                                                   POST-
                                               REIMBURSEMENT
                                                  EXPENSE
                       FUND                     LIMITATION
------------------------------------------------------------
    Emerging Markets Fund
------------------------------------------------------------
    Evolving Countries Fund
------------------------------------------------------------
    Global Balanced Allocation Fund
------------------------------------------------------------
    Domestic Bond Fund
------------------------------------------------------------
    International Bond Fund
------------------------------------------------------------
    Global Bond Fund
------------------------------------------------------------
    Emerging Country Debt Fund
------------------------------------------------------------
    Inflation Indexed Bond Fund
------------------------------------------------------------
    Emerging Country Debt Share Fund
------------------------------------------------------------



    With respect to each of the International Bond Fund and Global Bond Fund, the Manager will reimburse each Fund to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses (excluding all Excluded Fund Fees and Expenses except for custodial fees, which shall be included for this purpose) incurred indirectly by the Fund through its investment in the GMO Emerging Country Debt Fund (offered through a separate prospectus), exceeds the Fund's Post-Reimbursement Expense Limitation, subject to a maximum total reimbursement to such Fund equal to the Fund's Post-Reimbursement Expense Limitation.



 4. Most redemption requests honored in whole or part by a distribution in-kind of securities instead of cash, at the sole discretion of the Manager.



 5. Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution on or after such date).

 6. Expense ratios reflect the inclusion of interest expense incurred as a result of entering into reverse repurchase agreements, as set forth in the table below.

      ---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    NET
                                                 NET ANNUAL OPERATING EXPENSES                INTEREST             ANNUAL
               CLASS III                     (BEFORE ADDITION OF INTEREST EXPENSE)            EXPENSE             EXPENSES
      ---------------------------------------------------------------------------------------------------------------------------
        Domestic Bond Fund
      ---------------------------------------------------------------------------------------------------------------------------
        International Bond Fund
      ---------------------------------------------------------------------------------------------------------------------------
        Global Bond Fund
      ---------------------------------------------------------------------------------------------------------------------------
        Inflation Indexed Bond
          Fund
      ---------------------------------------------------------------------------------------------------------------------------

7. The Fund invests substantially all of its assets in GMO Emerging Country Debt Fund (offered through a separate prospectus) and indirectly bears the purchase premium, redemption fee, Shareholder Service Fee and expenses applicable to that Fund. Total annual operating expenses represent combined fees and expenses of both funds. For the fiscal year ended February 28,
    2001, such combined total annual operating expenses were      %.

8. The GMO Global Balanced Allocation Fund invests primarily in other GMO Funds (including funds offered through a separate prospectus). Therefore, in addition to the fees and expenses directly incurred by the GMO Global Balanced Allocation Fund, the GMO Global Balanced Allocation Fund incurs fees and expenses indirectly as a shareholder of the underlying Funds. The GMO Global Balanced Allocation Fund incurred total annual operating expenses
    of           for the fiscal year ended February 28, 2001.

                                    EXAMPLES

The examples illustrate the expenses you would incur on a $10,000 investment over the stated periods, assuming your investment had a 5% return each year and the Fund's operating expenses remained the same. The examples are for comparative purposes only; they do not represent past or future expenses or performance, and your actual expenses and performance may be higher or lower.


---------------------------------------------------------------------------------------------------------------------------------
                                                   EXAMPLE 1:
                                  ASSUMING YOU REDEEM YOUR SHARES AT THE END OF                      EXAMPLE 2:
         GMO FUND NAME                             EACH PERIOD                         ASSUMING YOU DO NOT REDEEM YOUR SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                      1 YEAR                                           1 YEAR
                                      (AFTER                                           (AFTER
                                  REIMBURSEMENT)    3 YEAR    5 YEAR    10 YEAR    REIMBURSEMENT)   3 YEAR   5 YEAR     10 YEAR
 U.S. EQUITY FUNDS
  U.S. CORE FUND                       $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  VALUE FUND                           $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  INTRINSIC VALUE FUND                 $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  GROWTH FUND                          $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE FUND                 $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  REIT FUND                            $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  TAX-MANAGED U.S. EQUITIES
     FUND                              $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
  INTERNATIONAL INTRINSIC VALUE
     FUND                              $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  FOREIGN FUND                         $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  FOREIGN SMALL COMPANIES FUND         $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  EMERGING MARKETS FUND                $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  EVOLVING COUNTRIES FUND              $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL BALANCED ALLOCATION
     FUND                              $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
  DOMESTIC BOND FUND                   $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL BOND FUND              $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  GLOBAL BOND FUND                     $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  INFLATION INDEXED BOND FUND          $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------
  EMERGING COUNTRY DEBT SHARE
     FUND                              $             $        $          $              $            $       $          $
---------------------------------------------------------------------------------------------------------------------------------

                             BENCHMARKS AND INDEXES

     The Manager measures each Fund's performance against a specific benchmark or index (each, a "GMO Benchmark"), although none of the Funds is managed as an "index fund" or "index-plus fund," and the actual composition of a Fund's portfolio may differ substantially from that of its benchmark. Each Fund's GMO Benchmark is listed under "Investment Objective" in the "Fund Objectives and Principal Investment Strategies" section of the Prospectus. General information about each benchmark and index is provided in the table below. In some cases, a Fund's GMO Benchmark differs from the broad-based index that the SEC requires each Fund to use in the average annual return table. In addition, the Manager may change each Fund's index or benchmark from time to time. Effective January 2001, the International Intrinsic Value Fund's benchmark was changed from the MSCI EAFE index to the SSB PMI Value EPAC index in order to reflect the Fund's current and historical practice of investing in securities that represent favorable values to their market prices.

-------------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                      DESCRIPTION
-------------------------------------------------------------------------------------------------------------------------
  GMO Global Balanced    GMO Global Balanced      GMO                        A composite benchmark computed by GMO and
    Index                  Index                                             comprised 48.75% by S&P 500, 16.25% by MSCI
                                                                             AC World ex U.S. and 35% by Lehman Brothers
                                                                             Aggregate Bond Index.
-------------------------------------------------------------------------------------------------------------------------
  GMO EMBI Global+       GMO Emerging Market      GMO                        Represents the J.P. Morgan EMBI prior to
                           Bond Index Global+                                8/95, J.P. Morgan EMBI+ through 12/31/99,
                                                                             and the J.P. Morgan EMBI Global thereafter.
-------------------------------------------------------------------------------------------------------------------------
  GMO Treasury           GMO Treasury Inflation   GMO                        Represents the Merrill Lynch Inflation Notes
    Inflation Notes        Notes Index+                                      performance through 9/30/97 and the Lehman
    Index+                                                                   Brothers Treasury Inflation Notes
                                                                             performance thereafter.
-------------------------------------------------------------------------------------------------------------------------
  GMO Russell 2500       GMO Russell 2500 Value   GMO                        Index is comprised of the Russell 2500 Index
    Value+                 Plus                                              from 12/31/91 to 12/31/96, and the Russell
                                                                             2500 Value Index from 12/31/96 to present.
-------------------------------------------------------------------------------------------------------------------------
  GMO S&P 500 (After     GMO S&P 500 Index        GMO                        GMO calculates this index by applying a 40%
    Tax)                   (After Tax)                                       tax (credit) on short-term realized capital
                                                                             gains (losses), a 40% tax on income, and a
                                                                             20% tax (credit) on long-term realized
                                                                             capital gains (losses) on the securities
                                                                             comprising the S&P 500 Index.
-------------------------------------------------------------------------------------------------------------------------
  IFC Investable         IFC Investable           International Finance      Independently maintained and published
                           Composite Index          Corporation              emerging market stock index.
-------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan EMBI       J.P. Morgan Emerging     J.P. Morgan                Independently maintained and published index
                           Markets Bond Index                                composed of debt securities of 8 countries,
                                                                             which includes Brady bonds, sovereign debt,
                                                                             local debt and Eurodollar debt, all of which
                                                                             are dollar denominated.
-------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan EMBI+      J.P. Morgan Emerging     J.P. Morgan                Independently maintained and published index
                           Market Bond Index                                 composed of debt securities of 16 countries,
                           Plus                                              which includes Brady bonds, sovereign debt,
                                                                             local debt and Eurodollar debt, all of which
                                                                             are dollar denominated.
-------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan EMBI       J.P. Morgan Emerging     J.P. Morgan                Independently maintained and published index
    Global                 Markets Bond Index                                composed of debt securities of 27 countries,
                           Global                                            which includes Brady bonds, sovereign debt,
                                                                             local debt and Eurodollar debt, all of which
                                                                             are dollar denominated.
-------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Global     J.P. Morgan Global       J.P. Morgan                Independently maintained and published index
    Government Bond        Government Bond Index                             composed of government bonds of 14 developed
    Index                                                                    countries, including the U.S., with
                                                                             maturities of one year or more.
-------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Non-U.S.   J.P. Morgan Non-U.S.     J.P. Morgan                Independently maintained and published index
    Government Bond        Government Bond                                   composed of non-U.S. government bonds with
    Index                    Index                                           maturities of one year or more.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                      DESCRIPTION
-------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers        Lehman Brothers          Lehman Brothers            Well-known, independently maintained and
    Aggregate Bond         Aggregate Bond Index                              published index comprised of U.S. fixed rate
    Index                                                                    debt issues, having a maturity of at least
                                                                             one year, rated investment grade or higher
                                                                             by Moody's Investors Service, Standard &
                                                                             Poor's, or Fitch IBCA, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers        Lehman Brothers          Lehman Brothers            Well-known, independently maintained and
    Government Bond        Government Bond Index                             published U.S. government bond index,
    Index                                                                    regularly used as a comparative fixed income
                                                                             benchmark.
-------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers        Lehman Brothers          Lehman Brothers            Independently maintained and published index
    Treasury Inflation     Treasury Inflation                                of inflation-indexed linked U.S. Treasury
    Notes Index            Notes Index                                       securities.
-------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch          Merrill Lynch Inflation  Merrill Lynch              Independently maintained and published index
    Inflation Notes        Notes                                             of inflation-indexed linked U.S. Treasury
                                                                             securities.
-------------------------------------------------------------------------------------------------------------------------
  MSCI AC World ex U.S.  MSCI All Country World   Morgan Stanley Capital     An independently maintained and published
                           Ex. U.S. Index           International            international (excluding U.S. and including
                                                                             emerging) equity index.
-------------------------------------------------------------------------------------------------------------------------
  MSCI EAFE              Morgan Stanley Capital   Morgan Stanley Capital     Well-known, independently maintained and
                           International Europe,    International            published large capitalization international
                           Australia and Far                                 stock index.
                           East Index
-------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley REIT    Morgan Stanley REIT      Morgan Stanley & Co.,      Well-known, independently maintained and
    Index                  Index                    Inc.                     published equity real estate index.
-------------------------------------------------------------------------------------------------------------------------
  Russell 1000 Growth    Russell 1000 Growth      Frank Russell Company      Independently maintained and published index
    Index                  Index                                             composed of the 1,000 largest U.S. companies
                                                                             based on total market capitalization with
                                                                             higher price-to-book ratios and higher
                                                                             forecasted growth values.
-------------------------------------------------------------------------------------------------------------------------
  Russell 1000 Value     Russell 1000 Value       Frank Russell Company      Independently maintained and published index
    Index                  Index                                             composed of the 1,000 largest U.S. companies
                                                                             based on total market capitalization with
                                                                             lower price-to-book ratios and lower
                                                                             forecasted growth values.
-------------------------------------------------------------------------------------------------------------------------
  Russell 2500 Index     Russell 2500 Index       Frank Russell Company      The Russell 2500 Index is an independently
                                                                             maintained and published index composed of
                                                                             the 2,500 smallest companies in the Russell
                                                                             3000 Index (which in turn measures the
                                                                             performance of the 3,000 largest U.S.
                                                                             companies based on total market
                                                                             capitalization; these 3,000 companies
                                                                             represent approximately 98% of the
                                                                             investable U.S. equity market), which
                                                                             represents approximately 22% of the total
                                                                             market capitalization of the Russell 3000
                                                                             Index. As of the latest reconstitution, the
                                                                             average market capitalization was
                                                                             approximately $931.0 million; the median
                                                                             market capitalization was approximately
                                                                             $630.0 million. The largest company in the
                                                                             index had an approximate market
                                                                             capitalization of $3.7 billion.
-------------------------------------------------------------------------------------------------------------------------
  Russell 2500 Value     Russell 2500 Value       Frank Russell Company      Independently maintained and published index
    Index                  Index                                             composed of the bottom 2,500 of the 3,000
                                                                             largest U.S. companies based on total market
                                                                             capitalization with lower price-to-book
                                                                             ratios and lower forecasted growth values.
-------------------------------------------------------------------------------------------------------------------------
  S&P 500                Standard & Poor's 500    Standard & Poor's          Well-known, independently maintained and
                           Stock Index              Corporation              published U.S. large capitalization stock
                                                                             index.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
     ABBREVIATION               FULL NAME          SPONSOR OR PUBLISHER                      DESCRIPTION
-------------------------------------------------------------------------------------------------------------------------
  SSB EMI World ex-      Salomon Smith Barney     Salomon Smith Barney       The SSB EMI World ex-U.S. is the small
    U.S.                   Extended Market Index                             capitalization stock component of the SSB
                           World ex-U.S. Index                               Broad Market Index (BMI). The BMI is a
                                                                             float- weighted index that spans 22
                                                                             countries and includes the listed shares of
                                                                             all companies with an available market
                                                                             capitalization (float) of at least $100
                                                                             million at the end of May each year.
                                                                             Companies are deleted if their float falls
                                                                             below $75 million. Changes are effective
                                                                             before the open of the first business day of
                                                                             July. The SSB EMI World ex-U.S. is defined
                                                                             as those stocks falling in the bottom 20% of
                                                                             the cumulative available capital in each
                                                                             country.
-------------------------------------------------------------------------------------------------------------------------
  SSB PMI Value EPAC     Salomon Smith Barney     Salomon Smith Barney       The SSB PMI Value EPAC Index consists of
                           Primary Market Index                              stocks in the Euro Pacific region of the
                           Value EPAC                                        Primary Market Index that have a value
                                                                             style. The Primary Market Index are stocks
                                                                             that fall in the top 80% of each country's
                                                                             cumulative available capital. The style is
                                                                             determined by the equal weighted relative
                                                                             magnitude of three growth and four value
                                                                             variables: 5-year historical EPS growth
                                                                             rate, 5-year historical sales per share
                                                                             growth, 5-year average annual internal
                                                                             growth rate, book value per share, price to
                                                                             sales, price to cash flow, and dividend
                                                                             yield.
-------------------------------------------------------------------------------------------------------------------------

                            MANAGEMENT OF THE TRUST

     Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the GMO Funds. GMO is a private company, founded in 1977. As of May 31, 2001, GMO managed more than
$     billion for institutional investors such as pension plans, endowments, foundations and the GMO Funds.

     Subject to the approval of the Trust's board of trustees, the Manager establishes and modifies when necessary the investment strategies of the Funds. In addition to its management services to the Funds, the Manager administers the Funds' business affairs.

     Each class of shares of each Fund pays the Manager a shareholder service fee for providing direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports and assistance to correct and maintain client-related information.

     For the fiscal year ended February 28, 2001, the Manager received as compensation for management services rendered in such year (after any applicable waivers or reimbursements), the percentages of each Fund's average daily net assets as described in the table below.


                                         % OF AVERAGE
FUND                                      NET ASSETS
----                                     ------------
U.S. Core Fund                                   %
Value Fund                                       %
Intrinsic Value Fund                             %
Growth Fund                                      %
Small Cap Value Fund                             %
REIT Fund                                        %
Tax-Managed U.S. Equities Fund                   %
International Intrinsic Value Fund               %
Foreign Fund                                     %



                                         % OF AVERAGE
FUND                                      NET ASSETS
----                                     ------------
Foreign Small Companies Fund                     %
Emerging Markets Fund                            %
Evolving Countries Fund                          %
Global Balanced Allocation Fund                  %
Domestic Bond Fund                               %
International Bond Fund                          %
Global Bond Fund                                 %
Inflation Indexed Bond Fund                      %
Emerging Country Debt Share Fund                 %



     Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the Manager, and no one person is primarily responsible for making recommendations to any investment division. The table below identifies the investment divisions and the Funds for which they are responsible.



  ------------------------------------------------------------------------------------------------
        INVESTMENT DIVISION                             PRIMARY RESPONSIBILITIES
  ------------------------------------------------------------------------------------------------
   Domestic Quantitative              U.S. Equity Funds except Value Fund and REIT Fund
  ------------------------------------------------------------------------------------------------
   Domestic Active                    Value Fund, REIT Fund
  ------------------------------------------------------------------------------------------------
   International Quantitative         International Equity Funds except Foreign Fund and Foreign
                                      Small Companies Fund
  ------------------------------------------------------------------------------------------------
   International Active               Foreign Fund, Foreign Small Companies Fund
  ------------------------------------------------------------------------------------------------
   Fixed Income                       Fixed Income Funds
  ------------------------------------------------------------------------------------------------
   Asset Allocation                   Global Balanced Allocation Fund
  ------------------------------------------------------------------------------------------------



OTHER CLASSES OF GMO TRUST SHARES



     This Prospectus offers only Class M shares of certain Funds of the Trust. Information about other classes of shares (and other Funds offered by the Trust) is contained in separate prospectuses. Principal features of these other classes include substantial minimum investment requirements (typically $1,000,000 and up) and different fee and expense levels. Class M shareholders do not have the right to convert Class M shares into, or exchange Class M shares for, other classes of shares.


CUSTODIANS

     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds.

TRANSFER AGENT


     IBT serves as the Trust's transfer agent on behalf of the Funds.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. New York City time. A Fund may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell such security is received by that Fund. A Fund's Class M per share net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets attributable to its Class M shares, less any liabilities attributable to its Class M shares, by the total outstanding Class M shares of the Fund. The market value of the Fund's investments is generally determined as follows:

Exchange listed securities

     - Last sale price or

     - Most recent bid price (if no reported sale) or

     - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and what their intended disposition is

Unlisted securities (if market quotations are readily available)

     - Most recent quoted bid price

Certain debt obligations (if less than sixty days remain until maturity)

     - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)

All other fixed income securities and options on those securities (includes bonds, loans, structured notes)

     - Closing bid supplied by a primary pricing source chosen by the Manager

All other assets and securities (if no quotations are readily available)

     - Fair value as determined in good faith by the Trustees or persons acting at their direction

     The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold.

     The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value. Fluctuations in the value of foreign currencies in relation to the U.S. dollar will affect the net asset value of shares of the Funds even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.

     Foreign exchanges and securities markets usually close prior to the time the NYSE closes and values of foreign options and foreign securities will be determined as of those earlier closings. Events affecting the values of foreign securities may occasionally occur between the earlier closings and the closing of the NYSE which will not be reflected in the computation of the Funds' net asset value. If an event materially affecting the value of foreign securities occurs during that period, then those securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction. In addition, because certain Funds hold portfolio securities listed on foreign exchanges which may trade on days on which the NYSE is closed, the net asset value of those Funds' shares may be significantly affected on days when investors will have no ability to redeem their shares in those Funds.

                             HOW TO PURCHASE SHARES

     A Fund's Class M shares may be purchased through certain brokers and agents who are authorized to accept purchase and redemption orders on the Funds' behalf. To obtain a purchase order form, call your broker or agent.

     PURCHASE POLICIES. Before a purchase order will be acted upon by the Trust, the Trust must determine that the purchase order is in "good order." A purchase order is in "good order" if:

     - a completed purchase order, containing the following information, is submitted to the Trust or its agent:

        - signature exactly in accordance with the form of registration

        - the exact name in which the shares are registered

        - the investor's account number

        - the number of shares or the dollar amount of shares to be purchased

     - the purchase order is received and accepted by the Trust or its agent before 4:00 p.m. (the Trust reserves the right to reject any order)

     The purchase price of a share of any Fund is the net asset value per share next determined after the purchase order is determined to be in "good order" PLUS a purchase premium, if any, for the Fund shares to be purchased. Purchase order forms received by the Trust or its agent after the deadline will be honored on the next following business day, and the purchase price will be effected based on the net asset value per share computed on that day.

     Minimum investment amounts are [               ]. There is no minimum
additional investment required to purchase additional shares of a Fund. The Trust may waive initial minimums for certain accounts.

     DISTRIBUTION (12B-1) PLAN. Each Fund has adopted a distribution plan to pay for the sale and distribution of Class M shares and for services provided to Class M shareholders. The plan provides for payments at annual rates not to exceed 1.00% of each Fund's average daily net assets attributable to its Class M shares. The Trustees currently limit payments on Class M shares to 0.25% of each Fund's average daily net assets attributable to its Class M shares. Because these fees are paid out of Fund assets on an ongoing basis, these fees will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

     SUBMITTING A PURCHASE ORDER FORM. Completed purchase order forms can be submitted by MAIL or by FACSIMILE to the Trust at:

                                   GMO Trust
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                          Boston, Massachusetts 02110
                           Facsimile: (617) 439-4192
                        Attention: Shareholder Services

     Call the Trust at (617) 346-7646 to CONFIRM RECEIPT of a purchase order form. Do not send cash, checks or securities directly to the Trust.

     FUNDING AN INVESTMENT.  Shares may be purchased:

     - with cash (via wire transfer or check)

        - BY WIRE.  Instruct the bank to wire the amount of the investment to:

             Investors Bank & Trust Company, Boston, Massachusetts
                               ABA#: 011-001-438
                              Attn: Transfer Agent
                     Credit: GMO Deposit Account 55555-4444
              Further credit: GMO Fund/shareholder name and number

        - BY CHECK. All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept any checks payable to a third party which have been endorsed by the payee to the Trust. Mail checks to:

                  By U.S. Postal Service:                             By Overnight Courier:
              Investors Bank & Trust Company                     Investors Bank & Trust Company
                 GMO Transfer Agent MFD 23                          GMO Transfer Agent MFD 23
                       P.O. Box 9130                            200 Clarendon Street, 16th Floor
             200 Clarendon Street, 16th Floor                           Boston, MA 02116
                   Boston, MA 02117-9130

     - by exchange (from another GMO product)

        - written instruction should be sent to GMO Trust's Shareholder Services at (617) 439-4192 (facsimile)

        - no Fund will honor requests for exchanges by shareholders who identify themselves or are identified as "market-timers." Market-timers are generally those investors who repeatedly make exchanges within a short period or otherwise engage in frequent transactions in a manner that may be disruptive to a Fund, as reasonably determined by the Fund. The Funds do not automatically redeem shares that are the subject of a rejected exchange request.

     - in exchange for securities acceptable to the Manager

        - securities must be approved by the Manager prior to transfer to the Fund

        - securities will be valued as set forth under "Determination of Net Asset Value" on page

     - by a combination of cash and securities

                              HOW TO REDEEM SHARES

     Shares of a Fund may be redeemed on any day when the NYSE is open for business.

     REDEMPTION POLICIES. Payment on redemption will be made as promptly as possible (generally on the next business day) and no later than seven days (subject to the exceptions noted below) after the request for redemption is received by the Trust or its agent in "good order."

     A redemption request is in "good order" if it:

     - is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. New York City time)

     - is signed exactly in accordance with the form of registration

     - includes the exact name in which the shares are registered

     - includes the investor's account number

     - includes the number of shares or the dollar amount of shares to be redeemed

     Redemption requests received by the Trust or its agent after the deadline will be honored on the next following business day, and the redemption will be effected based on the net asset value per share computed on that day. The redemption price is the net asset value per share next determined after the redemption request is determined to be in "good order" LESS a redemption fee, if any, for the Fund shares to be redeemed.

     If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by the Fund instead of cash. INVESTORS IN THE TAX-MANAGED U.S. EQUITIES FUND SHOULD BE AWARE THAT THEY ARE MORE LIKELY TO HAVE A REDEMPTION REQUEST HONORED "IN KIND" THAN SHAREHOLDERS IN OTHER FUNDS.

     If a redemption is made in cash:

     - payment will be made in federal funds transferred to the account designated in writing by authorized persons

        - designation of additional accounts and any change in the accounts originally designated must be made in writing.

     - upon request, payment will be made by check mailed to the registration address

     If a redemption is made in-kind, it is important to note:

     - securities used to redeem Fund shares will be valued as set forth under "Determination of Net Asset Value" on page

     - securities distributed by a Fund will be selected by the Manager in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio

     - to the extent available, in-kind redemptions will be of readily marketable securities

     - brokerage charges may result from the sale of any securities received as a result of an in-kind redemption

     - in-kind redemptions will be transferred and delivered by the Trust as directed

     Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

     - if the NYSE is closed for other than weekends or holidays

     - during periods when trading on the NYSE is restricted

     - during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund

     - during any other period permitted by the Securities and Exchange Commission for the protection of investors.

     SUBMITTING A REDEMPTION REQUEST. Redemption requests can be submitted by MAIL or by FACSIMILE to the Trust at the address/facsimile number set forth under "How to Purchase Shares -- Submitting A Purchase Order Form." Redemption requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent. Call the Trust at (617) 346-7646 to CONFIRM RECEIPT of redemption requests.

                            DISTRIBUTIONS AND TAXES

     The policy of each U.S. Equity Fund (except for the REIT Fund) and the Domestic Bond Fund is to declare and pay distributions of its dividends and interest quarterly. The policy of each other Fund is to declare and pay distributions of its dividends, interest and foreign currency gains semi-annually. Each Fund also intends to distribute net gains from the sale of securities held for not more than one year ("net short-term capital gains") and net gains from the sale of securities held for more than one year ("net long-term capital gains") at least annually. Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

     All dividends and/or distributions will be paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the application or by writing to the Trust.

It is important for you to note:

     - Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether paid in cash or in shares. Properly designated Fund distributions derived from net long-term capital gains will be taxable as such, regardless of how long a shareholder may have owned shares in the Fund or whether the distributions are received in cash or in reinvested shares.

     - Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. If a distribution reduces the net asset value of a shareholder's shares below a shareholder's cost basis in those shares, such distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, if you buy shares just prior to a taxable distribution by a Fund, you will pay the full price of the shares (including the value of the pending distribution) and then receive a portion of the price back as a taxable distribution.

     - A Fund's investment in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains which will decrease the Fund's yield. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

     - A Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, asset-backed securities, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate a Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of a Fund's distributions and may cause a Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

     - Any gain resulting from the sale, exchange or redemption of your shares will generally also be subject to tax.

     - A Fund's use of derivatives may increase the amount of taxes payable by its shareholders.

     - The Global Balanced Allocation Fund's investment in other GMO Funds, the investment by certain Funds in GMO Alpha LIBOR Fund and the investment by certain funds in GMO Emerging Country Debt Fund could affect the amount, timing and character of distributions. See "Taxes -- Taxation Implications of Certain Investments" in the Statement of Additional Information.

     The above is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, which had investment operations during the reporting periods and is currently being offered.

Class M shares of each Fund did not commence operations until June 30, 2001. As such, audited financial statements (and, as a result, financial highlights) are not yet available. It is expected that audited financial statements relating to Class M shares for the fiscal year ending February 28, 2002 will be included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to Section 30(d) of the 1940 Act, and the rules promulgated thereunder.

                         INVESTMENT BY CERTAIN FUNDS IN
              GMO ALPHA LIBOR FUND AND EMERGING COUNTRY DEBT FUND

     GMO ALPHA LIBOR FUND. Shares of GMO Alpha LIBOR Fund (the "Alpha LIBOR Fund") are not publicly offered and are principally available only to other GMO Funds and certain accredited investors. The Alpha LIBOR Fund is managed by GMO, and is intended to provide an efficient means for other GMO Funds to achieve exposure to assets that each Fund might otherwise acquire directly and, in the cases of GMO Emerging Markets Fund and GMO Evolving Countries Fund, to invest cash held by such Funds.

     The Alpha LIBOR Fund does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to bear all of the Alpha LIBOR Fund's expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) to the extent such expenses exceed 0.00% through at least June 30, 2002.

     The Alpha LIBOR Fund's investment objective is high total return. The Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. The Alpha LIBOR Fund's benchmark is the 3-month London Inter Bank Offer Rate ("LIBOR"). The Alpha LIBOR Fund is a non-diversified investment company.

     The Alpha LIBOR Fund may invest in a wide range of government securities (including securities issued by federal, state, local and foreign governments), corporate debt securities, mortgage-related and asset-backed securities, money market instruments, reverse repurchase agreements, and repurchase agreements. The Alpha LIBOR Fund's fixed income investments may have all types of interest rate, payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent deferred, payment-in-kind, and auction rate features. The Alpha LIBOR Fund will generally have a dollar-weighted portfolio duration of zero to two years (excluding short-term investments). The Alpha LIBOR Fund may invest up to 5% of its total assets in lower rated securities (also called "junk bonds"). The Alpha LIBOR Fund may also use derivative instruments, including options, futures, options on futures and swap contracts.

     The Funds' investments in the Alpha LIBOR Fund will be subject to the risks associated with an investment in fixed income securities and related derivative instruments. The principal risks of an investment in the Alpha LIBOR Fund include Market Risk, Liquidity Risk, Derivatives Risk, Non-Diversification Risk, Leveraging Risk, Credit and Counterparty Risk and Management Risk (as such terms are used in "Summary of Principal Risks" in this Prospectus). As a result, shareholders of each Fund investing in the Alpha LIBOR Fund will be indirectly exposed to these risks, in addition to all risks associated with an investment in the relevant Fund.

     GMO EMERGING COUNTRY DEBT FUND. GMO Emerging Country Debt Fund (the "Emerging Country Debt Fund"), a portfolio of the Trust, is offered through a separate prospectus. Certain funds may invest in the Emerging Country Debt Fund as an efficient method of achieving exposure to assets a Fund might otherwise acquire directly. In addition, as noted above, the Emerging Country Debt Share Fund typically invests substantially all of its assets in this Fund.

     The Emerging Country Debt Fund's objective is high total return. The Fund seeks to achieve its objective by investing primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). The Fund's current benchmark is the J.P. Morgan Emerging Markets Bond Index Global.

     The Fund will generally have at least 75% of its assets denominated in, or hedged into, U.S. dollars. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy, and may seek to provide some protection against defaults through the use of certain derivative instruments. The Fund may achieve exposure to its principal investments directly, or indirectly by investing a substantial portion of its assets in shares of the Alpha LIBOR Fund (see "-- GMO Alpha LIBOR Fund" above).

     The Manager employs a bottom-up approach to examining Emerging Country debt issues, and uses quantitative applications to take advantage of valuation inefficiencies in Emerging Country debt markets. In addition to considerations relating to investment restrictions and tax barriers, allocation of the Fund's investments among selected Emerging Countries will be based on certain other relevant factors including specific security valuations, as well as the outlook for economic growth, currency exchange rates, interest rates and political factors.

     A Fund's investment in the Emerging Country Debt Fund will be subject to the risks associated with an investment with fixed income securities and related derivative instruments. The principal risks of an investment in the Emerging Country Debt Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk (as such terms are used in "Summary of Principal Risks" in this Prospectus). Shareholders of a Fund investing in the Emerging Country Debt Fund will be indirectly exposed to these risks, in addition to all risks associated with an investment in the relevant Fund.

                                   GMO TRUST

                             ADDITIONAL INFORMATION

     Each Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. Each Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Funds' annual and semi-annual reports, and the Funds' Statement of Additional Information are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement contains more detailed information about each Fund and is incorporated by reference into this Prospectus.

     Investors can review and copy the Prospectus, Statement and reports at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

                             SHAREHOLDER INQUIRIES

                      Shareholders may request additional
                   information from and direct inquiries to:
                            Shareholder Services at
                    Grantham, Mayo, Van Otterloo & Co. LLC,
                        40 Rowes Wharf, Boston, MA 02110
                         1-617-346-7646 (CALL COLLECT)
                              1-617-439-4192 (FAX)

                                  DISTRIBUTOR

                            Funds Distributor, Inc.
                                60 State Street
                          Boston, Massachusetts 02109

                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                                    GMO TRUST



                                 CLASS M SHARES



                       STATEMENT OF ADDITIONAL INFORMATION


                                  June 30, 2001










This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus for Class M Shares dated June 30, 2001, as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at (617) 346-7646.

                                TABLE OF CONTENTS
                                -----------------
                                                                                                     Page
                                                                                                     ----
INVESTMENT OBJECTIVES AND POLICIES..............................................................      1

FUND INVESTMENTS................................................................................      1

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS......................................................      1

USES OF DERIVATIVES............................................................................      33

INVESTMENT RESTRICTIONS........................................................................      44

DETERMINATION OF NET ASSET VALUE...............................................................      47

DISTRIBUTIONS..................................................................................      47

TAXES..........................................................................................      48

PERFORMANCE INFORMATION........................................................................      53

MANAGEMENT OF THE TRUST........................................................................      55

INVESTMENT ADVISORY AND OTHER SERVICES.........................................................      57

DISTRIBUTION (12b-1) PLAN......................................................................      63

PORTFOLIO TRANSACTIONS.........................................................................      64

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES...............................................      65

VOTING RIGHTS..................................................................................      67

SHAREHOLDER AND TRUSTEE LIABILITY..............................................................      67

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES...........................................      68

FINANCIAL STATEMENTS...........................................................................      69

APPENDIX A -- COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

                       INVESTMENT OBJECTIVES AND POLICIES

           The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                                FUND INVESTMENTS

           The following chart indicates the types of investments which each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments provided such an investment is consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from so doing:

                                                                                                      Securities
                                                                                    Securities       of Emerging
                                                                     Securities     of Foreign          Market
                                    Domestic                            of            Issuers           Issuers
                                    Equity    Preferred  Convertible  Foreign       (Traded on            or        Depository
                                 Securities(1)  Stocks    Securities  Issuers(2)  U.S. Exchanges)(2)  Countries(2)   Receipts
                                 ---------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
U.S. Core Fund                          X                 X                              X                              X
Value Fund                              X                 X                              X                              X
Intrinsic Value Fund                    X                 X                              X                              X
Growth Fund                             X                 X                              X                              X
Small Cap Value Fund                    X        X        X                              X                              X
REIT Fund                               X        X                                                                      X
Tax-Managed U.S. Equities Fund          X                 X                              X                              X

INTERNATIONAL EQUITY FUNDS
International Intrinsic Value Fund      X        X        X         X                    X                              X
Foreign Fund                            X        X        X         X                    X               X              X
Foreign Small Companies Fund            X        X        X         X                    X               X              X
Emerging Markets Fund                   X        X        X         X                    X               X              X
Evolving Countries Fund                 X        X        X         X                    X               X              X

FIXED INCOME FUNDS
Domestic Bond Fund                      X        X        X         X                    X                              X
International Bond Fund                 X        X        X         X                    X               X              X
Global Bond Fund                        X        X        X         X                    X               X              X
Emerging Country Debt Fund(5)           X        X        X         X                    X               X              X
Inflation Indexed Bond Fund             X        X        X         X                    X                              X

                                                                                                                          Cash and
                                                                                                                           Other
                                             Futures                                           Reverse                     High
                                  Illiquid    and                Swap         Repurchase      Repurchase   Investment     Quality
                                 Securities  Options  REITs(3)  Contracts     Agreements      Agreements   Companies    Investments
                                 --------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
U.S. Core Fund                          X       X      X           X              X                             X             X
Value Fund                              X       X      X           X              X                             X             X
Intrinsic Value Fund                    X       X      X           X                                            X             X
Growth Fund                             X       X      X           X              X                             X             X
Small Cap Value Fund                    X       X      X           X              X                             X             X
REIT Fund                               X       X      X           X              X                X            X             X
Tax-Managed U.S. Equities Fund          X       X      X           X              X                             X             X

INTERNATIONAL EQUITY FUNDS
International Intrinsic Value Fund      X       X                  X              X                             X             X
Foreign Fund                            X       X                                 X                             X             X
Foreign Small Companies Fund            X       X                  X              X                             X             X
Emerging Markets Fund                   X       X                  X                                            X             X
Evolving Countries Fund                 X       X                  X              X                             X             X

FIXED INCOME FUNDS
Domestic Bond Fund                      X       X                  X              X                X            X             X
International Bond Fund                 X       X                  X              X                X            X             X
Global Bond Fund                        X       X                  X              X                X            X             X
Emerging Country Debt Fund(5)           X       X                  X              X                X            X             X
Inflation Indexed Bond Fund             X       X                  X              X                X            X             X

                                       Long
                                       and              Mortgage-
                                      Medium             Backed                       Firm
                                       Term              and                        Commitments
                                     Corporate          Other                          and
                                        &               Asset-       Adjustable       When-
                                      Gov't     Brady   Backed          Rate          Issued
                                     Bonds(4)   Bonds  Securities    Securities     Securities
                                 --------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
U.S. Core Fund
Value Fund
Intrinsic Value Fund
Growth Fund
Small Cap Value Fund
REIT Fund                                                    X             X           X
Tax-Managed U.S. Equities Fund

INTERNATIONAL EQUITY FUNDS
International Intrinsic Value Fund       X
Foreign Fund                             X
Foreign Small Companies Fund             X
Emerging Markets Fund                    X
Evolving Countries Fund                  X

FIXED INCOME FUNDS
Domestic Bond Fund                       X                  X              X            X
International Bond Fund                  X                  X                           X
Global Bond Fund                         X                  X              X            X
Emerging Country Debt Fund(5)            X        X         X                           X
Inflation Indexed Bond Fund              X                  X              X            X




                                        Dollar                          Foreign      Lower-      Zero
                                         Roll         Loan              Currency     Rated       Coupon          Indexed
                                      Agreements  Participations       Transactions  Securities  Securities     Securities
                                 -----------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
U.S. Core Fund
Value Fund
Intrinsic Value Fund
Growth Fund
Small Cap Value Fund
REIT Fund                                 X                                            X          X                 X
Tax-Managed U.S. Equities Fund

INTERNATIONAL EQUITY FUNDS
International Intrinsic Value Fund                                          X
Foreign Fund                                                                X          X
Foreign Small Companies Fund                                                X
Emerging Markets Fund                                                       X                                       X
Evolving Countries Fund                                                     X                                       X

FIXED INCOME FUNDS
Domestic Bond Fund                        X                X                                      X                 X
International Bond Fund                                    X                X                     X                 X
Global Bond Fund                          X                X                X                     X                 X
Emerging Country Debt Fund(5)                              X                X           X                           X
Inflation Indexed Bond Fund                                X                X           X         X

-----------------------
(1) For more information, see, among other sections, "Summary of Principal Risks -- Market Risk" in the Prospectus.

(2) For more information, see, among other sections, "Summary of Principal Risks -- Foreign Investment Risk" in the Prospectus and "Descriptions and Risks of Fund Investments -- Certain Risks of Foreign Investments" herein.

(3) For more information, see, among other sections, "Summary of Principal Risks -- Concentration Risk" in the Prospectus.

(4) For more information, see, among other sections, "Summary of Principal Risks -- Market Risks" in the Prospectus and "Descriptions and Risks of Fund Investments -- Debt and Other Fixed Income Securities" and "--U.S. Government Securities and Foreign Government Securities" herein.

(5) The Emerging Country Debt Share Fund invests substantially all of its assets in the Emerging Country Debt Fund and indirectly bears all of its risks. In addition, as described in the Prospectus, other GMO Funds may invest a significant portion of their assets in the Emerging Country Debt Fund, and similarly would bear such risks indirectly in proportion to such investment.



                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

           The following is a detailed description of certain investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to "Fund Objectives and Principal Investment Strategies" in the Prospectus and "Fund Investments" in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage. Investors in Global Balanced Allocation Fund should be aware that the Global Balanced Allocation Fund will indirectly participate in the practices engaged in by the underlying Funds in which the Global Balanced Allocation Fund invests, and will therefore be indirectly subject to all risks associated with those practices.

PORTFOLIO TURNOVER

Portfolio turnover is not a limiting factor with respect to investment decisions for the Funds, except that the after-tax impact of portfolio turnover is considered when making investment decisions for the Tax-Managed U.S. Equities Fund. The historical portfolio turnover rate for each Fund is shown under the heading "Financial Highlights" in the Prospectus.

In any particular year, market conditions may well result in greater rates of portfolio turnover than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information. To the extent that portfolio turnover results in the recognition of short-term capital gains, such gains are typically taxed to shareholders at ordinary income tax rates.

DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

It is a fundamental policy of each of the Small Cap Value Fund, the International Intrinsic Value Fund, the Foreign Small Companies Fund and the Global Balanced Allocation Fund, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. Each such Fund is referred to herein as a "diversified" fund.

All other Funds are "non-diversified" funds under the Investment Company Act of 1940, as amended (the "1940 Act"), and as such are not required to satisfy the "diversified" requirements stated above. As non-diversified funds, each of these Funds is permitted to (but is not required to) invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to such Funds should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. All Funds, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS

GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.

EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.

In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.

INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

Investments in Asia are susceptible to political and social factors affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The return of Hong Kong to China in 1997 continues to affect the region.

Some countries in the region are heavily dependent upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.

The region periodically experiences increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.

INVESTMENTS IN AFRICA. Investments by the Trust's International Funds in Africa involve additional risks specific to investment in the region. As in the case of Asia, the region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region.

Economies of African countries may be affected by severe climate changes, particularly drought. The economies of some African countries are not diversified and are based upon only a few commodities or industries, or a single commodity or industry. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets. Some countries have investment and repatriation restrictions which further reduce liquidity and could increase volatility.

While the foregoing risks are applicable to any Fund investing in Africa, they will be particularly acute for the Emerging Country Debt Fund, which may invest a substantial portion of its assets in this region.

DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the Emerging Markets Fund, Evolving Countries Fund, Foreign Fund, Foreign Small Companies Fund, Global Bond Fund, International Bond Fund, International Intrinsic Value Fund and Emerging Country Debt Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.

A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When a Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING

All of the Funds (except for the Global Balanced Allocation Fund) may make secured loans of portfolio securities amounting to not more than one-third of the relevant Fund's total assets, except for the International Intrinsic Value Fund, which may make loans of portfolio securities amounting to not more than 25% of its respective total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent. Collateral may be held in shares of other investment companies. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of a Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.

DEPOSITORY RECEIPTS

Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

DOMESTIC EQUITY DEPOSITARY RECEIPTS

Many of the Funds may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by a Series could result in losses on Domestic Equity Depositary Receipts.

CONVERTIBLE SECURITIES

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

PREFERRED STOCKS

Preferred stocks include convertible and non-convertible preferred and preference stocks and similar securities which are senior to common equity. These may include debt or equity securities that either (1) rank senior to common stock with respect to the right to receive payment or accrual of interest or in respect of the right to participate in any distribution of the issuer or
(2) are beneficiaries of a guarantee of the issuer regarding the right to receive payment of interest or the right to participate in any distribution of the issuer. Depending on the features of the particular security, holders of preferred stock may bear risks similar to the risks disclosed in the Prospectus or herein with respect to equity or fixed income securities.

WARRANTS AND RIGHTS

A Fund may purchase warrants or rights. Warrants and rights generally give the holder the right, at any time during the term of the instrument, to receive upon exercise of the warrant or right a security of the issuer based on the conversion value of the security at the time of exercise. A Fund will normally use warrants and rights in a manner similar to its use of options on securities as described below. The risks of a Fund's use of warrants and rights are generally similar to those relating to its use of options. Unlike most options, however, warrants and rights are issued in limited amounts and generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish to do.

FUTURES AND OPTIONS

Many of the Funds may use futures and options for various purposes. Such transactions may involve options, futures and related options on futures contracts, and those instruments may relate to particular equity and fixed income securities, equity and fixed income indexes, and foreign currencies. The Funds may also enter into a combination of long and short positions (including spreads and straddles) for a variety of investment strategies, including protecting against changes in certain yield relationships.

The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect a Fund's performance.

OPTIONS. Many Funds which may use options (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date (writing "covered call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date (writing "covered put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING COVERED OPTIONS. Each Fund may seek to increase its return by writing covered call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

A call option on a security is "covered" if a Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration earmarked and maintained by the Fund's custodian on the custodian's books and records) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities or other liquid securities earmarked on the Custodian's books and records. A call option on an index is "covered" if a Fund maintains cash, U.S. Government Securities or other liquid securities with a value equal to the exercise price in a segregated account with its custodian. A put option is "covered" if the Fund's custodian earmarks and maintains cash, U.S. Government Securities or other liquid securities with a value equal to the exercise price, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

A Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. It is possible that the Funds, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.

The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Although futures contracts on individual equity securities are not available as of the date of this Prospectus, it is anticipated that such "single stock futures" will be available in the near future. Funds permitted to invest in other futures contracts will also be permitted to invest in single stock futures upon their availability, consistent with applicable law.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities or other liquid assets generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

INDEX FUTURES. Each of the Funds may purchase futures contracts on various securities indexes ("Index Futures"). For example, each of the U.S. Equity Funds may purchase Index Futures on the S&P 500 and on such other domestic stock indexes as the Manager may deem appropriate. The International Intrinsic Value Fund, Evolving Countries Fund, Foreign Fund, Foreign Small

Companies Fund and Emerging Markets Fund, among others, may each purchase Index Futures on foreign stock indexes, including those which may trade outside the United States. The Domestic Bond Fund, International Bond Fund, Global Bond Fund, Emerging Country Debt Fund and Inflation Indexed Bond Fund, among others, may each purchase Index Futures on domestic and (except for the Domestic Bond
Fund) foreign fixed income securities indexes, including those which may trade outside the United States. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

An Index Future may call for "physical delivery" or be "cash settled." An Index Future that calls for physical delivery is a contract to buy an integral number of units of the particular securities index at a specified future date at a price agreed upon when the contract is made. A unit is the value from time to time of the relevant index. While a Fund that purchases an Index Future that calls for physical delivery is obligated to pay the face amount on the stated date, such an Index Future may be closed out on that date or any earlier date by selling an Index Future with the same face amount and contract date. This will terminate the Fund's position and the Fund will realize a profit or a loss based on the difference between the cost of purchasing the original Index Future and the price obtained from selling the closing Index Future. The amount of the profit or loss is determined by the change in the value of the relevant index while the Index Future was held.

For example, if the value of a unit of a particular index were $1,000, a contract to purchase 500 units would be worth $500,000 (500 units x $1,000). The Index Futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the relevant index at the expiration of the contract. For example, if a Fund enters into one futures contract to buy 500 units of an index at a specified future date at a contract price of $1,000 per unit and the index is at $1,010 on that future date, the Fund will gain $5,000 (500 units x gain of $10).

Index Futures that are "cash settled" provide by their terms for settlement on a net basis reflecting changes in the value of the underlying index. Thus, the purchaser of such an Index Future is never obligated to pay the face amount of the contract. The net payment obligation may in fact be very small in relation to the face amount.

A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of Index Futures on the S&P 500, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

INTEREST RATE FUTURES. For the purposes previously described, the Fixed Income Funds may engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES

RISK MANAGEMENT. When futures and options on futures are used for risk management, a Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. For example, if a Fixed Income Fund wants to increase its exposure to a particular fixed income security, the Fund may take long positions in futures contracts on that security. Likewise, if an Equity Fund holds a portfolio of stocks with an average volatility (beta) lower than that of the Fund's benchmark securities index as a whole (deemed to be 1.00), the Fund may purchase Index Futures to increase its average volatility to 1.00. In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios which do not engage in risk management transactions. A Fund will not, however, use futures and options on futures to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally engage in risk management to increase the average volatility (beta) of that Fund's portfolio above 1.00, the level of risk (as measured by volatility) that would be present if the Fund were fully invested in the securities comprising the relevant index. However, a Fund may invest in futures and options on futures without regard to this limitation if the face value of such investments, when aggregated with the Index Futures, equity swaps and contracts for differences as described below does not exceed 10% of a Fund's assets.

HEDGING. To the extent indicated elsewhere, a Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, if a Fund wants to hedge certain of its fixed income securities against a decline in value resulting from a general increase in market rates of interest, it might sell futures contracts with respect to fixed income securities or indexes of fixed income securities. If the hedge is effective, then should the anticipated change in market rates cause a decline in the value of the Fund's fixed income security, the value of the futures contract should increase. Likewise, a Fund may sell equity index futures if the Fund wants to hedge its equity securities against a general decline in the relevant equity market(s). The Funds may also use futures contracts in anticipatory hedge transactions by taking a long position in a futures contract with respect to a security, index or foreign currency that a Fund intends to purchase (or whose value is expected to correlate closely with the security or currency to be purchased) pending receipt of cash from other transactions to be used for the actual purchase. Then if the cost of the security or foreign currency to be purchased by the Fund increases and if the anticipatory hedge is effective, that increased cost should be offset, at least in part, by the value of the futures contract. Options on futures contracts may be used for hedging as well. For example, if the value of a fixed-income security in a Fund's portfolio is expected to decline as a result of an increase in rates, the Fund might purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, for anticipatory hedging, the Fund may purchase call options or write put options as a substitute for the purchase of futures contracts. See "Foreign Currency Transactions" below for more information regarding the currency hedging practices of certain Funds.

INVESTMENT PURPOSES. To the extent indicated elsewhere, a Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, a Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for a Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. This use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.

When any Fund purchases futures contracts for investment, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities in an amount which, together with the initial and variation margin deposited on the futures contracts, is equal to the face value of the futures contracts at all times while the futures contracts are held.

Incidental to other transactions in fixed income securities, for investment purposes a Fund may also combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" bonds which approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). A Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics. For greater detail, see "Foreign Currency Transactions" below. When a Fund creates a "synthetic" bond with a futures contract, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities with a value at least equal to the face amount of the futures contract (less the amount of any initial or variation margin on deposit).

SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of a Fund's portfolio. For example, if a Fund's portfolio includes stocks of companies with medium-sized equity capitalization and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). When the expected trend has played out, the Fund would then close out both futures contract positions. A Fund will only enter into these combined positions if (1) the short position (adjusted for historic volatility) operates as a hedge of existing portfolio holdings, (2) the face amount of the long futures position is less than or equal to the value of the portfolio securities that the Fund would like to dispose of, (3) the contract settlement date for the short futures position is approximately the same as that for the long futures position and (4) the Fund's custodian earmarks and maintains an amount of cash, U.S. Government Securities or other liquid assets whose value, marked-to-market daily, is equal to the Fund's current obligations in respect of the long futures contract positions. If a Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position. However, the Manager will enter into these combined positions only if the Manager expects that, overall, the Fund will perform as if it had sold the securities hedged by the short position and purchased the securities underlying the long position. A Fund may also use swaps and options on futures to achieve the same objective.

LIMITATIONS ON THE USE OF OPTIONS AND FUTURES PORTFOLIO STRATEGIES. As noted above, the Funds may use futures contracts and related options for hedging and, in some circumstances, for risk management or investment but not for speculation. Thus, except when used for risk management or investment, each such Fund's long futures contract positions (less its short positions) together with the Fund's cash (i.e., equity or fixed income) positions will not exceed the Fund's total net assets.

The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS
Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A Fund will usually enter into swaps on a net basis, i.e., the two returns are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two returns.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

CREDIT DEFAULT SWAPS. Credit default swaps are used to limit or reduce risk exposure of the GMO Funds (primarily GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt. With these instruments, GMO Funds pay what is, in effect, an insurance premium and, in return, have the right to put forth certain bonds or loans upon issuer default (or similar events) and to receive in return the par value of those bonds or loans.

EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. The Funds will not use long equity swap contracts to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally enter into an equity swap contract to increase the volatility (beta) of the Fund's portfolio above 1.00, the volatility that would be present in the stocks comprising the Fund's benchmark index. However, a Fund may invest in long equity swap contracts without regard to this limitation if the notional amount of such equity swap contracts, when aggregated with the Index Futures as described above and the contracts for differences as described below, does not exceed 10% of a Fund's net assets.

Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket -- resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.

Except for instances in which a Fund elects to obtain leverage up to the 10% limitation mentioned above, a Fund's custodian will earmark and maintain cash, U.S. Government

Securities or other liquid securities in an amount equal to the aggregate of net payment obligations on its swap contracts and contracts for differences, marked to market daily.

A Fund may enter into swaps and contracts for differences for hedging, investment and risk management. When using swaps for hedging, a Fund may enter into an interest rate, currency or equity swap, as the case may be, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. For risk management or investment purposes a Fund may also enter into a contract for differences in which the notional amount of the theoretical long position is greater than the notional amount of the theoretical short position. A Fund will not normally enter into a contract for differences to increase the volatility (beta) of the Fund's portfolio above 1.00. However, a Fund may invest in contracts for differences without regard to this limitation if the aggregate amount by which the theoretical long positions of such contracts exceed the theoretical short positions of such contracts, when aggregated with the Index Futures and equity swap contracts as described above, does not exceed 10% of a Fund's net assets.

INTEREST RATE CAPS, FLOORS AND COLLARS. The Funds may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. Except when using such contracts for risk management, each Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities in an amount at least equal to its obligations, if any, under interest rate cap, floor and collar arrangements. As with futures contracts, when a Fund uses notional amount contracts for risk management it is only required to earmark and maintain on the custodian's books and records assets equal to its net payment obligation, not the notional amount of the contract. In those cases, the notional amount contract will have the effect of providing a degree of investment leverage similar to the leverage associated with non-earmarked futures contracts. The Funds' use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options. Because caps, floors and collars are recent innovations for which standardized documentation has not yet been developed they are deemed by the SEC to be relatively illiquid investments which are subject to a Fund's limitation on investment in illiquid securities. See "Illiquid Securities" below.

RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to swap contracts. The Manager will closely monitor, subject to the oversight of the Trustees, the creditworthiness of contract counterparties, and a Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.

ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. In accordance with CFTC regulations, investments by any Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that a Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of that Fund's net assets.

The Manager and the Trust do not believe that the Fund's respective obligations under equity swap contracts, reverse equity swap contracts or Index Futures are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing restrictions. However, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap contract will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other liquid obligations having an aggregate market value at least equal to the accrued excess will be earmarked and maintained on the books and records of the Fund's custodian. Likewise, when a Fund takes a short position with respect to an Index Futures contract the position must be covered or the Fund's custodian must earmark and maintain at all times while that position is held, cash, U.S. Government Securities or other liquid obligations in an amount which, together with the initial margin deposit on the futures contract, is equal to the current delivery or cash settlement value.

If, for risk management purposes, a Fund uses futures contracts, related written options, interest rate floors, caps and collars and interest rate and currency swap contracts that have not been earmarked on the books and records of the Fund's custodian, the Fund's use of any or all of such practices is limited to no more than 10% of a Fund's total net assets when aggregated with such Fund's traditional borrowings in accordance with SEC pronouncements. This 10% limitation applies to the face amount of futures contracts and related options that are not earmarked and to the amount of a Fund's net payment obligation that is not earmarked in the case of interest rate floors, caps and collars and interest rate and currency swap contracts.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. These Funds may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

The Funds may enter into forward contracts for hedging under three circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Manager of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Maintaining a match between the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

Third, the Funds may engage in currency "cross hedging" when, in the opinion of the Manager, the historical relationship among foreign currencies suggests that the Funds may achieve the same protection for a foreign security at reduced cost through the use of a forward foreign currency contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated. By engaging in cross hedging transactions, the Funds assume the risk of imperfect correlation between the subject currencies. These practices may present risks different from or in addition to the risks associated with investments in foreign currencies.

A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager. By entering into the above hedging transactions, the Funds may be required to forego the benefits of advantageous changes in the exchange rates.

Each of these Funds may also enter into foreign currency forward contracts for investment and currency risk management. When a Fund uses currency instruments for such purposes, the foreign currency exposure of the Fund may differ substantially from the currencies in which the Fund's investment securities are denominated. However, a Fund's aggregate foreign currency exposure will not normally exceed 100% of the value of the Fund's securities, except that a Fund may use currency instruments without regard to this limitation if the amount of such excess, when aggregated with futures contracts, equity swap contracts and contracts for differences used in similar ways, does not exceed 10% of a Fund's net assets. The International Bond Fund, the Global Bond Fund and the Emerging Country Debt Fund, among others, may each also enter into foreign currency forward contracts to give fixed income securities denominated in one currency (generally the U.S. dollar) the risk characteristics of similar securities denominated in another currency as described above under "Uses of Options, Futures and Options on Futures -- Investment Purposes" or for risk management in a manner similar to such Funds' use of futures contracts and related options.

Except to the extent that the Funds may use such contracts for risk management, whenever a Fund enters into a foreign currency forward contract, other than a forward contract entered into for hedging, the Fund's custodian will earmark and maintain cash, U.S. Government Securities or other liquid securities with a value, marked to market daily, equal to the amount of the currency required to be delivered. A Fund's ability to engage in forward contracts may be limited by tax considerations.

A Fund may use currency futures contracts and related options and options on currencies for the same reasons for which it uses currency forwards. Except to the extent that the Funds may use futures contracts and related options for risk management, a Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased and maintained by the Fund in cash or other liquid assets earmarked on the books and records of the Fund's custodian. If at the close of business on any day the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, the Fund's custodian will earmark and maintain an amount of cash or other liquid assets equal in value to the difference. Alternatively, the Fund may cover the call option by owning securities denominated in the currency with a value equal to the face amount of the contract(s) or through earmarking and maintaining with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

REPURCHASE AGREEMENTS

A Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

Debt and Other Fixed Income Securities include fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, it is impossible to predict the future income of a Fund investing in such securities. The net asset value of each Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

CASH AND OTHER HIGH QUALITY INVESTMENTS

Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities a Fund may seek to minimize credit risk with respect to such investments.

U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES

U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political instability in such countries and the possible inability of a Fund to enforce its rights against the foreign government issuer.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

Mortgage-backed and other asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by a Fund may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.

Other "asset-backed securities" include securities backed by pools of automobile loans, educational loans and credit card receivables. Mortgage-backed and asset-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S. government guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

Certain Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities and may make the valuation and sale or these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See "Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.

BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines and other countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ZERO COUPON SECURITIES

A Fund investing in "zero coupon" fixed income securities is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. Each Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though that Fund is not receiving the income in cash on a current basis. Thus, each Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Indexed securities in which each Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

Certain Funds may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value which has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.

Although these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. If interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The U.S. Treasury has a relatively brief history of issuing inflation indexed bonds. As such, there is limited trading history of these securities. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Coupon payments received by a Fund from inflation indexed bonds will be includable in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

The Inflation Indexed Bond Fund may invest in fixed income securities (including convertible securities) of any maturity, although under normal market conditions at least 65% of the Fund's total assets will be comprised of inflation indexed "bonds" as such term is defined above. Fixed income securities include securities issued by federal, state, local and foreign governments, and a wide range of private issuers.

A Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes in the Prospectus" and "Distributions" and "Taxes" in this Statement of Additional Information.

FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES

Certain Funds may enter into firm commitments and other similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to earmark on its custodian's books and records cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

When investing in a loan participation, a Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund's custodian will earmark and maintain appropriate liquid assets to cover the Fund's potential obligations under standby financing commitments.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

Certain Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

A Fund which makes such investments will earmark and maintain on its custodian's books and records cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.

ILLIQUID SECURITIES

Each Fund may invest up to 15% (or, in the case of the Foreign Fund only, 10%) of its net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

PRIVATE PLACEMENTS AND RESTRICTED INVESTMENTS. Illiquid securities may include certain securities of private issuers, investments in securities traded in unregulated markets and securities that are purchased in private placements and are subject to restrictions on resale either as a matter of contract or under federal securities laws. These securities either (1) cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or (2) are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.

Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it could be more difficult to sell such securities when the Manager believes it advisable to do so. A Fund holding such securities may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. These securities may involve the risk that a Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, many of the Funds may invest in private investment funds, vehicles or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

Certain GMO Fixed Income Funds may invest without limitation in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund. These investments will not be made in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940 but will instead be made in reliance on an SEC order obtained by the Manager and the Funds. As described in the Prospectus, shareholders of the investing Funds will not bear any of the fees and expenses of the Alpha LIBOR Fund and/or the Emerging Country Debt Fund.

TAX-SENSITIVE STRATEGIES

With respect to the Tax-Managed U.S. Equities Fund, the Manager may control portfolio turnover in order to defer the realization and minimize the distributions of capital gains. In addition, the Manager may, when appropriate, sell securities in order to realize capital losses; such losses may be used at various times to offset realized capital gains, thus reducing net capital gains distributions. When making sales of specific securities, the Manager will consider strategies, such as selling securities with the highest cost basis, to minimize capital gains. In lieu of redeeming in cash, the Manager may meet redemption requests through in-kind redemptions in whole or in part by a distribution of appreciated securities held by the Fund, so that the Fund will generally not be required to distribute the capital gains in those securities to the remaining shareholders in the Fund. The effect to the redeeming shareholder is the same for federal income tax purposes as a redemption in cash. Shareholders receiving the redemption in kind would pay tax on the capital gains realized, if any, on the Fund shares redeemed. There can be no assurance that the Manager will be successful in employing any or all of these strategies.

                               USES OF DERIVATIVES

INTRODUCTION AND OVERVIEW

DERIVATIVE POLICIES. This overview provides a general introduction to the principal ways in which the Funds use derivatives. The information below is designed to supplement the information included in the GMO Trust Prospectus.

FUNCTION OF DERIVATIVES IN GMO FUNDS. GMO Equity and Fixed Income Funds use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.

DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in each GMO Equity Fund, and derivative positions make up approximately 5% to 20% of the total assets. In GMO Fixed Income Funds, bond futures, currency options, forwards and other derivatives are the primary means of obtaining market exposure.

COUNTERPARTY CREDITWORTHINESS. The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. The Manager limits transactions to counterparties with a long-term debt rating of A or higher at the time the Fund enters into the derivative. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager implicitly restricts the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.

DERIVATIVES IN GMO EQUITY FUNDS

Broadly speaking, derivatives employed in GMO's Equity Funds serve three purposes: hedging, investment and risk management. See "Descriptions and Risks of Fund Investments - Futures and Options" on page __, " - Uses of Options, Futures, and Options on Futures" on page __, and " -- Swap Contracts and Other Two-Party Contracts" on page __. In the International Equity Funds, GMO also uses derivatives to manage currency exposure. See "Descriptions and Risks of Fund Investments - Foreign Currency Transactions" on page __.

- Hedging: GMO Equity Funds may employ hedges to protect a current or anticipated position. For example, if a Fund receives significant amounts of cash, the Fund may hedge market risk, i.e., the risk of not being invested in the market, by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until direct investments can be efficiently made.

- Investment: Rather than investing directly in securities, a Fund may employ derivative instruments such as a long futures contract or a long equity swap contract. For example, a Fund may use long derivative positions to adjust the underlying exposure to individual markets, sectors and equities in an efficient, cost-effective manner.

- Risk Management: Synthetic sales and purchases can help manage risk. For example, a GMO Fund may hold a large proportion of stocks in a particular market that the Manager believes is likely to underperform in the short term. In this case, the Manager may choose to minimize the risk of underperformance without incurring the high transaction costs associated with selling stocks by using derivative instruments to invest the Fund in another market it views more favorably. To accomplish this strategy, the Fund may use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

- Foreign Currency: GMO International Funds may also employ derivatives in foreign currency transactions to implement the same three basic functions: hedging, investment and risk management.

DERIVATIVES IN GMO FIXED INCOME FUNDS.

As in GMO Equity Funds, GMO Fixed Income Funds may employ derivatives for hedging, investment and risk management.

- Hedging: GMO Fixed Income Funds may use derivative instruments to hedge against a market or credit risk already generally present in a Fund. In addition, if a Fund receives significant cash, the Fund may hedge market risk, i.e., the risk of not being invested in the market, by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until direct investments can be made efficiently.

- Investment: A Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

- Risk Management: A Fund may use options, futures and related options as well as swap contracts to adjust the weight of the Fund to a level GMO believes is the optimal exposure to individual countries and issuers. Sometimes such derivative transactions are used as a precursor to actual sales and purchases of the underlying securities.

- Foreign Currency: Forward sales and purchases of foreign currency contracts are used extensively to: (1) take active overweighted and underweighted positions in particular bond markets and currencies relative to the Funds' respective performance benchmarks; (2) hedge currency exposure embedded in foreign securities; (3) buy currency in advance to settle security purchases;
   (4) cross-hedge currency risks; and (5) create synthetic foreign bonds in conjunction with bond futures.

- Additional Uses of Swaps: A number of GMO Fixed Income Funds employ additional strategies to help implement the Funds' investment strategies. As an example, total return swaps may be used to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Or, for instance, credit default swaps may be employed to protect GMO Funds (primarily the Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against the event of default by issuers of emerging market debt.

DERIVATIVES AND THE FUNDS' GLOBAL BOND STRATEGY. A number of GMO Fixed Income Funds primarily hold government bond futures, rather than the bonds themselves, to reduce the costs of trading or to avoid withholding taxes. Instead of buying or selling a specific bond, futures contracts are bought or sold to match the market exposure of the corresponding bond.

For example, instead of buying DM 1,000,000 of a German bund, a Fund might buy 4 bund futures contracts (face amount of DM 250,000 per contract) and segregate DM 1,000,000 worth of high quality debt securities or cash equivalents. This combination will respond much like the bund, but the combination will cost less to trade because the bund futures market is actually more liquid than the bund market itself. Bond futures are also used to adjust the interest rate exposure, or duration, of the Fund.

- Leverage: Unlike the Equity Funds, the GMO Fixed Income Funds are not specifically limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking exposure of each Fund relative to its benchmark. However, this will mean that the Fixed Income Funds may sometimes be leveraged if measured in terms of aggregate exposure of a Fund's assets.

USE OF DERIVATIVES BY GMO EQUITY FUNDS

DOMESTIC EQUITY FUNDS. Funds in this group include: GMO U.S. Core Fund, GMO Intrinsic Value Fund, GMO Growth Fund, GMO Small Cap Value Fund, GMO REIT Fund and GMO Tax-Managed U.S. Equities Fund. GMO Value Fund makes only occasional use of futures contracts and related options on securities indexes and does not currently expect to make use of other derivative instruments.

TYPES OF DERIVATIVES

-  Options, futures contracts and related options on securities indexes

- Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

- Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short equity components.

USES OF DERIVATIVES

Hedging

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Manager believed that stocks of another industry would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Limitations on the Use of Derivatives

-  There is no limit on the use of derivatives for hedging purposes.

- When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of cash or high quality debt securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure.

- The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- Except when such instruments are used for bona fide hedging, no more than 5% of a Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

- The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager implicitly restricts the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.

INTERNATIONAL EQUITY FUNDS. Funds in this group include: GMO International Intrinsic Value Fund, GMO Emerging Markets Fund and GMO Evolving Countries Fund. GMO Foreign Fund and GMO Foreign Small Companies Fund are discussed separately immediately following.

TYPES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

-  Options, futures contracts and related options on securities indexes

- Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

- Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short equity components

- Only the GMO Emerging Markets Fund and GMO Evolving Countries Fund may use structured or indexed notes.

USES OF DERIVATIVES

Hedging

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.

For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then a Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or entering into a swap contract that is long a specific basket of securities and short the UK market generally.

Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.

For example, if a Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Limitations on the Use of Derivatives

-  There is no limit on the use of derivatives for hedging purposes.

- When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of cash or high quality debt securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure.

- The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

- Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

- The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager implicitly restricts the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.

TYPES OF DERIVATIVES (FOREIGN CURRENCY TRANSACTIONS)

Types of Foreign Currency Transaction

-  Buying and selling spot currencies

-  Forward foreign currency contracts

-  Currency futures contracts and related options

-  Options on currencies

-  Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. A Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Equity Fund).

Anticipatory Hedging: When a Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through currency forwards or futures.

Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

Limitations of Foreign Currency Transactions

- The GMO International Intrinsic Value Fund will typically hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities back into the U.S. dollar.

- A Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's equities are denominated.

- A Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency. Such temporary net short positions will not exceed 1% of a Fund's assets.

GMO FOREIGN FUND AND GMO FOREIGN SMALL COMPANIES FUND

TYPES OF DERIVATIVES

-  Equity futures and related options

- Exchange-traded and OTC options on securities and indexes (including writing covered options).

FOREIGN CURRENCY TRANSACTIONS

- For hedging purposes, the Fund may invest in spot currency transactions, forward foreign currency contracts, options on currencies, currency futures and related options.

USE OF DERIVATIVES BY GMO FIXED INCOME FUNDS

Funds in this group include: GMO Domestic Bond Fund, GMO International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund and GMO Inflation Indexed Bond Fund.

DERIVATIVES AND THE FUND'S GLOBAL BOND STRATEGY (applicable only to the GMO International Bond Fund and GMO Global Bond Fund. The fundamental strategy of these Fixed Income Funds requires that each Fund take active overweighted and underweighted positions with respect to particular bond markets and currencies relative to each Fund's respective performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities. These Funds are not specifically limited with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to each Fund's benchmark. However, this will mean that a Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.

POLICIES OF ALL FIXED INCOME FUNDS

TYPES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

- Futures contracts and related options on bonds as well as baskets or indexes of securities

-  Options on bonds and other securities

- Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

-  Structured notes.

USES OF DERIVATIVES

Hedging

Traditional Hedging: Bond futures, related options, bond options and swap contracts may be used to hedge against a market or credit risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

Risk Management

A Fund may use options, futures and related options as well as swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

Other Uses

Total return swaps are generally used to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. With these swaps, GMO Funds pay a financing rate and receive the total return on a particular fixed income security or basket of securities.

Credit default swaps are used to protect GMO Funds (primarily the GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt. With these instruments, GMO Funds pay what is in effect an insurance premium, and, in return, have the right to put forth certain bonds or loans upon issuer default (or similar events) and to receive in return the par value of those bonds or loans.

Many of the debt instruments in which the Funds invest may not be available with precisely the duration or other interest rate terms that the Manager would prefer. The Manager may decide to alter the interest rate exposure of these debt instruments by employing interest rate swaps. A Fund can then maintain its investment in the credit of the issuer through the debt instrument but adjust its interest rate exposure through the swap. With these swaps, the Funds and the counterparties swap interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration.

Limitations on the Use of Derivatives

- The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager implicitly restricts the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.

TYPES OF DERIVATIVES (FOREIGN CURRENCY TRANSACTIONS)

-  Buying and selling spot currencies

-  Forward foreign currency contracts

-  Currency futures contracts and related options

-  Options on currencies

-  Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. A Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

Anticipatory Hedging: When a Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long and short exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

Limitations of Foreign Currency Transactions

- The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

- The Fund will not be net short in any foreign currency, except that, when the Fund is attempting to hedge all or nearly all of its exposure to a particular currency, changes in the market value of foreign equities may cause the Fund to be temporarily net short in the currency. Such temporary net short positions will not exceed 1% of the Fund's assets.

                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund as indicated:

(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions. Under current pronouncements of the SEC staff, such transactions are not treated as senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions.

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) Make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of a Fund's total assets in the case of each Fund (except the International Intrinsic Value Fund, and with respect to not more than 25% of total assets in the case of the International Intrinsic Value Fund.

(7) With respect to all Funds except for the Intrinsic Value Fund, Tax-Managed U.S. Equities Fund and Foreign Small Companies Fund, invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and members of Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") who beneficially own more than -1/2 of 1% of the securities of that issuer together beneficially own more than 5%.

(8) Concentrate more than 25% of the value of its total assets in any one industry except that the REIT Fund may invest more than 25% of its assets in real estate-related securities.

(9) Purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell financial futures contracts and options thereon.

(10) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

Non-Fundamental Restrictions:

It is contrary to the present policy of all the Funds, which may be changed by the Trustee without shareholder approval, to:

(1) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(2) Make investments for the purpose of gaining control of a company's management.

(3) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933, repurchase agreement and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

(4) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33"% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) With respect to the Foreign Fund only, to (i) invest in interests of any general partnership, (ii) utilize margin or other borrowings to increase market exposure (such prohibition shall extend to the use of cash collateral obtained in exchange for loaned securities but does not prohibit the use of margin accounts for permissible futures trading; further, the Fund may borrow an amount equal to cash receivable from sales of stocks or securities the settlement of which is deferred under standard practice in the country of sale), (iii) pledge or otherwise encumber its assets, and (iv) invest more than 5% of its assets in any one issuer (except Government securities and bank certificates of deposit).

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund may be changed by the Trust's Trustees without the approval of shareholders.

                        DETERMINATION OF NET ASSET VALUE

      The net asset value per share of each Fund of GMO Trust will be determined on each day the New York Stock Exchange (the "Exchange") is open for regular business as of the close of regular trading on the Exchange, generally 4:00 p.m. New York City time. However, equity options held by the Funds are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Funds are priced as of their close of trading at 4:15 p.m. Events affecting the values of foreign securities may occur between the earlier closings of foreign exchanges and securities markets and the closing of the New York Stock Exchange which will not be reflected in the computation of the Funds' net asset value. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.

                                  DISTRIBUTIONS

      The Prospectus describes the distribution policies of each Fund under the heading "Distributions". It is the policy of each Fund in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). It is the policy of each Fund to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                      TAXES

TAX STATUS AND TAXATION OF EACH FUND

      Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a)derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b)distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c)diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

      If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including capital gain dividends).

      If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimus).

TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

      Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held for more than 12 months) will generally be taxable as such (generally at a 20% rate for noncorporate shareholders), regardless of how long a shareholder has held the shares in the Fund.

      For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

      Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

      The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held for more than 12 months and as short-term capital gains if the shares have been held for not more than 12 months.

      Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

      A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

      If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

      For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

      The backup withholding rules do not apply to certain exempt entities (including corporations and tax-exempt organizations) so long as each such entity furnishes the Trust with an appropriate certification. However, other shareholders are subject to backup withholding at a rate of 31% on all distributions of net investment income and capital gain, whether received in cash or reinvested in shares of the relevant Fund, and on the amount of the proceeds of any redemption of Fund shares, where such distributions or redemption proceeds are paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). A "taxpayer identification number" is either the Social Security number or employer identification number of the record owner of the account. The back-up withholding is not an additional tax and is creditable against a shareholder's tax liability.

      Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

      Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder").

Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

      The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations became effective for payments made on or after January 1, 2001 (although transition rules apply). In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the application of these new regulations.

FOREIGN TAX CREDITS

      If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by stock or securities of foreign corporations, the Fund intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

      Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

      The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.

      Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

      A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

      GMO Global Balanced Allocation Fund will not be able to offset gains realized by one underlying Fund in which such Fund invests against losses realized by another underlying Fund in which such Fund invests. In addition, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. Similarly, a Fund which invests in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund will not be able to offset losses realized by either of those Funds against other income realized by the Fund. Also, depending on a Fund's percentage ownership in an underlying Fund, a redemption of shares of an underlying Fund by the investing Fund may cause the investing Fund to be treated as not receiving capital gain income on such redemption but instead as receiving a dividend taxable as ordinary income in an amount equal to the full amount of the distribution. Accordingly, the investment of a Fund in underlying Funds could affect the amount, timing and character of distributions to shareholders of such Fund.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

      A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                             PERFORMANCE INFORMATION

      Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

      Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $10,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium, if any, is deducted from the initial $10,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee, if any, is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

      Class M shares were first offered for sale on June 30, 2001. The table below sets forth the average annual total return for Class III Shares of each Fund for the one, three, five and ten year periods ending February 28, 2001 and for the period from the commencement of the Funds' operations until February 28, 2001. Because Class III shares are invested in the same portfolio of securities as Class M shares, performance would be substantially similar except to the extent that fees and expenses may differ:

                                                                                    SINCE
              FUND                INCEPTION   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION
                                     DATE      (%)      (%)      (%)       (%)       (%)
-------------------------------------------------------------------------------------------
U.S. Core                          9/18/85
-------------------------------------------------------------------------------------------
Value                              11/13/90
-------------------------------------------------------------------------------------------
Intrinsic Value                     8/2/99
-------------------------------------------------------------------------------------------
Growth                             12/30/88
-------------------------------------------------------------------------------------------
Small Cap Value                    12/31/91
-------------------------------------------------------------------------------------------
REIT                               5/31/96
-------------------------------------------------------------------------------------------
Tax-Managed U.S. Equities          7/23/98
-------------------------------------------------------------------------------------------
International Intrinsic Value      3/31/87
-------------------------------------------------------------------------------------------
Foreign                            8/31/84
-------------------------------------------------------------------------------------------
Foreign Small Companies            1/4/95*
-------------------------------------------------------------------------------------------
Emerging Markets                   12/9/93
-------------------------------------------------------------------------------------------
Evolving Countries                 8/29/97
-------------------------------------------------------------------------------------------
Domestic Bond                      8/18/94
-------------------------------------------------------------------------------------------
International Bond                 12/22/93
-------------------------------------------------------------------------------------------
Global Bond                        12/28/95
-------------------------------------------------------------------------------------------
Inflation Indexed Bond             3/31/97
-------------------------------------------------------------------------------------------
Emerging Country Debt Share        7/20/98
-------------------------------------------------------------------------------------------
Global Balanced Allocation         7/29/96
-------------------------------------------------------------------------------------------

 * Performance information presented is that of the Fund's predecessor for all periods prior to July 1, 2000.

      Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

      From time to time, in advertisements, in sales literature, or in reports to shareholders, a Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., widely recognized independent services that monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), the MSCI EAFE or the Russell 2500, indices of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

      Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

      Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

                             MANAGEMENT OF THE TRUST

      Subject to the provisions of the GMO Declaration of Trust, the business of the GMO Trust (the "Trust"), an open-end management investment company, shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); remove from their number with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.

      The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

      R. JEREMY GRANTHAM* (D.O.B. 10/6/38). President-Quantitative and Chairman of the Trustees of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

      JAY O. LIGHT (D.O.B. 10/3/41). Trustee of the Trust. Professor of Business Administration, Harvard University; Senior Associate Dean, Harvard University (1988-1992).

      DONALD GLAZER, ESQ.** (D.O.B. 7/26/44). Trustee of the Trust. Advisor and Counsel, Goodwin Procter LLP (1996 - present); Secretary and Consultant, Provant, Inc. (1998 - present); Consultant - Business and Law, (1995 - present).

      EYK DEL MOL VAN OTTERLOO (D.O.B. 2/27/37). President-International of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

      RICHARD MAYO (D.O.B. 6/18/42). President-U.S. Active of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

      SUSAN RANDALL HARBERT (D.O.B. 4/25/57). Chief Financial Officer and Treasurer of the Trust. Member, Grantham, Mayo, Van Otterloo & Co. LLC.

      BRENT ARVIDSON (D.O.B. 6/26/69). Assistant Treasurer of the Trust. Senior Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 1997 - present). Senior Financial Reporting Analyst, John Hancock Funds (August 1996 - September 1997). Account Supervisor/Senior Account Specialist, Investors Bank and Company (June 1993 - August 1996).

      SCOTT ESTON (D.O.B. 1/20/56). Vice President of the Trust. Chief Financial Officer, (September 1997 - present). Senior Partner, Coopers & Lybrand (1987 - 1997).

      WILLIAM R. ROYER, ESQ. (D.O.B. 7/20/65). Vice President and Clerk of the Trust. General Counsel and Member, Grantham, Mayo, Van Otterloo & Co. LLC.

      ELAINE M. HARTNETT, ESQ. (D.O.B. 2/18/45). Vice President and Secretary of the Trust. Associate General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (June 1999 - present). Associate/Junior Partner, Hale and Dorr LLP, Boston, Massachusetts (1991 - 1999).

*Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or the "Manager"), as defined by the 1940 Act.

**Mr. Glazer was elected to the Trust's Board of Trustees by the Trustees on December 12, 2000.

      The mailing address of each of the officers and Trustees is c/o GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. Except as set forth below, as of June 1, 2001, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund of the Trust.

                                                            AGGREGATE
                FUND                     CLASS          OWNERSHIP INTEREST
                ----                     -----          ------------------

      Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

      Other than as set forth in the table below, no Trustee or officer of the Trust receives any direct compensation from the Trust or any series thereof:

                NAME OF PERSON,                  TOTAL ANNUAL COMPENSATION
                   POSITION                           FROM THE TRUST
                   --------                           --------------
              Jay O. Light, Trustee                   $ 80,000 / year

              Donald Glazer, Trustee                  $ 80,000 / year*

      Messrs. Grantham, Mayo, Van Otterloo, Royer and Eston, and Ms. Harbert, as members of the Manager, will benefit from the management fees paid by each Fund of the Trust.

      * For the period from December 12, 2000 to December 31, 2000, Mr. Glazer received $ _________ as compensation for services as a trustee of the Trust.

                    INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

      As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

      As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through June 30, 2002 to the extent that a Fund's total annual operating expenses (excluding Shareholder Service Fees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes; and, in the case of the Emerging Markets Fund and Evolving Countries Fund, also excluding custodial fees (collectively, "Excluded Fund Fees and Expenses")); and, in the case of the Global Balanced Allocation Fund and Emerging Country Debt Share Fund, also excluding expenses indirectly incurred by the investment in other Funds of the Trust (the "Indirect Fund Expenses"), would otherwise exceed a specified percentage of that Fund's daily net assets (the "Post-Reimbursement Expense Limitation").

As is disclosed in the Prospectus, with respect to each of the International Bond Fund and Global Bond Fund, the Manager will reimburse each Fund to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses (excluding all Excluded Fund Fees and Expenses except for custodial fees, which shall be included for this purpose) incurred indirectly by the Fund through its investment in the Emerging Country Debt Fund, exceeds the Fund's Post-Reimbursement Expense Limitation, subject to a maximum total reimbursement to such Fund equal to the Fund's Post-Reimbursement Expense Limitation.

      Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

      Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

      For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. In the last three fiscal years the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:

                                                       Gross                  Reduction                    Net

U.S. CORE FUND
Year ended 2/28/01                                   $                        $                        $
Year ended 2/29/00                                   11,161,595                  738,607               10,422,988
Year ended 2/28/99                                   18,661,431                7,700,727               10,960,704

VALUE FUND

Year ended 2/28/01                                    $                        $                        $
Year ended 2/29/00                                      996,644                  102,057                  894,587
Year ended 2/28/99                                    1,839,261                  778,954                1,060,307

INTRINSIC VALUE FUND

Year ended 2/28/01                                    $                        $                        $
Commencement of Operations                               76,163                   57,918                   18,245
(8/2/99) - 2/29/00

GROWTH FUND

Year ended 2/28/01                                    $                        $                        $
Year ended 2/29/00                                      579,315                  101,280                  478,035
Year ended 2/28/99                                      857,030                  396,124                  460,906

SMALL CAP VALUE FUND

Year ended 2/28/01                                    $                        $                        $
Year ended 2/29/00                                    1,119,033                  196,165                  922,868
Year ended 2/28/99                                    2,529,395                1,060,654                1,468,741

REIT FUND

Year ended 2/28/01                                    $                        $                        $
Year ended 2/29/00                                      705,890                   73,067                  632,823
Year ended 2/28/99                                    1,748,325                  614,047                1,134,278

                                                        Gross                  Reduction                   Net


TAX-MANAGED U.S. EQUITIES FUND

Year ended 2/28/01                                  $                        $                        $
Year ended 2/29/00                                       36,665                   36,665                        0
Commencement of Operations                               16,961                   16,961                        0
(7/23/98) through 2/28/99

INTERNATIONAL INTRINSIC VALUE FUND

Year ended 2/28/01                                  $                        $                        $
Year ended 2/29/00                                   13,366,668                2,144,089               11,222,579
Year ended 2/28/99                                   25,130,562                9,237,518               15,893,044

FOREIGN FUND

Year ended 2/28/01                                  $                        $                        $
Year ended 2/29/00                                     7,261,054               1,196,212                6,064,842
Year ended 2/28/99                                     8,363,703               2,741,305                5,622,398

FOREIGN SMALL COMPANIES FUND

Commencement of Operations                          $                        $                        $
(7/1/00) though 2/28/01

EMERGING MARKETS FUND

Year ended 2/28/01                                  $                        $                        $
Year ended 2/29/00                                     8,754,687                 296,467                8,458,220
Year ended 2/28/99                                    11,112,844               2.342,168                8,770,676

EVOLVING COUNTRIES FUND

Year ended 2/28/01                                  $                        $                        $
Year ended 2/29/00                                       336,947                  86,122                  250,825
Year ended 2/28/99                                       343,836                 145,463                  198,373

DOMESTIC BOND FUND

Year ended 2/28/01                                  $                        $                        $
Year ended 2/29/00                                       170,540                  80,033                   90,507
Year ended 2/28/99                                       678,052                 516,760                  161,292

INTERNATIONAL BOND FUND

                                                         Gross                Reduction                   Net


Year ended 2/28/01                                   $                       $                        $
Year ended 2/29/00                                       417,278                  65,415                   51,863
Year ended 2/28/99                                     1,061,185                 642,536                  418,649

GLOBAL BOND FUND

Year ended 2/28/01                                   $                       $                        $
Year ended 2/29/00                                        65,979                  44,660                  221,319
Year ended 2/28/99                                       486,743                 392,034                   94,709

INFLATION INDEXED BOND FUND

Year ended 2/28/01                                   $                       $                        $
Year ended 2/29/00                                        41,797                  41,797                        0
Year ended 2/28/99                                        75,976                  75,976                        0

EMERGING COUNTRY DEBT SHARE FUND

Year ended 2/28/01                                   $                       $                        $
Year ended 2/29/00                                             0                       0                        0
Commencement of Operations
(7/20/98) - 2/28/99                                            0                       0                        0

GLOBAL BALANCED ALLOCATION FUND

Year ended 2/28/01                                   $                       $                        $
Year ended 2/29/00                                             0                       0                        0
Year ended 2/28/99                                             0                       0                        0



         Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

         Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

         Administrative Arrangements. GMO serves as the Trust's administrator for Class M shareholders. In this capacity, GMO provides administrative support service to such shareholders including processing orders, processing dividend payments, assisting with shareholder communications, recordkeeping and reporting. GMO may provide these services directly, or may contract with third party service providers to provide any or all of these services.

         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

         Distributor. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Funds.

                            DISTRIBUTION (12B-1) PLAN

The Trust has adopted a Rule 12b-1 distribution plan (the "Plan"). The principal features of the Plan are described in the Prospectus. This SAI contains additional information that may be of interest to investors.

The Trust will pay to the principal distributor of the Trust's shares (the "Distributor") fees for services rendered and expenses borne by the Distributor which are primarily intended to result in the sale of Class M shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders, at an annual rate with respect to each Fund of the Trust not to exceed 1.00% of each Fund's average daily net assets attributable to its Class M shares. The Trustees currently limit payments on Class M shares to 0.25% of each Fund's average daily net assets attributable to its Class M shares. Such fees shall be accrued daily and paid monthly or at such other intervals as the Trustees shall determine.

The fees may be spent by the Distributor for services which are primarily intended to result in the sale of Class M shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders (but will generally not be spent on recordkeeping charges, accounting expenses, transfer costs, custodian fees or direct client service, maintenance or reporting to recordholders of Class M shares). The Distributor's expenditures may include, but shall not be limited to, compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers, banks and other financial intermediaries who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of Class M shareholders' needs, who provide and maintain elective Class M shareholder services such as check writing and wire transfer services, who provide and maintain pre-authorized investment plans for Class M shareholders, who act as sole shareholder of record and nominee for Class M shareholders, who respond to inquiries from Class M shareholders relating to such services, who train personnel in the provision of such services or who provide such similar services as permitted under applicable statutes, rules or regulations.

Continuance of the Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect interest in the Plan or related arrangements (the "Independent Trustees"), cast in person at a meeting called for that purpose. All material amendments to the Plan also must be approved by the Trustees and the Independent Trustees, including any amendment to increase materially the costs that the fund may bear for distribution pursuant to the Plan.

The Plan may be terminated at any time with respect to the Class M shares of any Fund by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of such Fund.

Any agreement relating to the implementation of the Plan with respect to any Fund shall be in writing, shall terminate automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of such Fund, upon 60 days written notice.

                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

         Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

         Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the U.S. Funds with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         During the three most recent fiscal years, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:

                                                    March 1, 1998            March 1, 1999            March 1, 2000
                                                       Through                  Through                  Through
                                                  February 28, 1999        February 29, 2000        February 28, 2001
                                                  -----------------        -----------------        -----------------
U.S. Core Fund                                          $3,313,708               $3,385,122
Value Fund                                                 461,481                  728,107
Intrinsic Value Fund                                            --                   16,196
Growth Fund                                                121,146                   81,237
Small Cap Value Fund                                       848,094                  690,450
REIT Fund                                                  581,181                   95,220
Tax-Managed U.S. Equities Fund                               5,964                    5,617
International Intrinsic Value Fund                       5,725,781                3,416,885
Foreign Fund                                             1,399,711                2,242,126
Foreign Small Companies Fund                                    --                       --
Emerging Markets Fund                                    6,397,437                7,151,287
Evolving Countries Fund                                    410,530                  600,235
Domestic Bond Fund                                          43,364                   25,903
International Bond Fund                                     38,185                   31,558
Global Bond Fund                                            19,098                   33,865
Emerging Country Debt Fund                                  57,860                   53,772

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on February 28/29.

         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Intrinsic Value Fund; Growth Fund; Small Cap Value Fund; Small Cap Growth Fund; REIT Fund; Tax-Managed U.S. Equities Fund; Tax-Managed Small Companies Fund; International Disciplined Equity Fund; International Intrinsic Value Fund; International Growth Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Evolving Countries Fund; Asia Fund; Tax-Managed International Equities Fund; Domestic Bond

Fund; U.S. Bond Core Plus Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; Emerging Country Debt Share Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; U.S. Sector Fund; Pelican Fund; Alpha LIBOR Fund; and International Core Plus Allocation Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to eight classes of shares for each series of the Trust (except for the Pelican Fund): Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares and Class M Shares.

         The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

         On June _, 2001 the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:

FUND                               SHAREHOLDERS


         As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.

                                  VOTING RIGHTS

         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class __ Shares of the ______ Fund as of June 1, 2001:

      Name                      Address                      % Ownership

                              FINANCIAL STATEMENTS

                  Class M shares of each Fund did not commence operations until June 30, 2001. Audited financial statements are not yet available. It is expected that audited financial statements relating to Class M shares for the fiscal year ending February 28, 2002 will be included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to
Section 30(d) of the 1940 Act, and the rules promulgated thereunder.

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

                                    GMO TRUST

                            PART C. OTHER INFORMATION

Item 23.  Exhibits

      (a)   Amended and Restated Agreement and Declaration of Trust;(1)

      (b)   Amended and Restated By-laws of the Trust.(1)

      (c) Please refer to Article 5 of the Trust's Amended and Restated Declaration of Trust, which is hereby incorporated by reference.

      (d) Form of Management Contracts between the Trust, on behalf of each of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO REIT Fund, GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO International Growth Fund, GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Evolving Countries Fund, GMO Asia Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO U.S. Bond Core Plus Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Term Income Fund, GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund; GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund"); GMO International Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, Pelican Fund, GMO Tax-Managed U.S. Equities Fund, GMO Alpha LIBOR Fund, GMO Tax-Managed International Equities Fund and GMO Emerging Country Debt Share Fund, and Grantham, Mayo, Van Otterloo & Co. ("GMO");(1)


     (e) Distribution Agreement between the Trust on behalf of each of U.S. Core Fund, Tobacco-Free Core Fund, Value Fund, Intrisnsic Value Fund Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, REIT Fund, International Disciplined Equity Fund, International Intrinsic Value Fund, International Growth Fund, Currency Hedged International Equity Fund, Foreign Fund, International Small Companies Fund, Emerging Markets Fund, Evolving Countries Fund, Asia Fund, Foreign Small Companies Fund, Domestic Bond Fund, U.S. Bond Core Plus Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Short-Term Income Fund, Global Hedged Equity Fund, Inflation Indexed Bond Fund, Emerging Country Debt Share Fund, Tax-Managed Small Companies Fund; International Equity Allocation Fund, World Equity Allocation Fund, Global (U.S.+) Equity Allocation Fund, Global Balanced Allocation Fund, U.S. Sector Fund, Pelican Fund, Tax-Managed U.S. Equities Fund, Tax-Managed International Equities Fund and Funds Distributor, Inc.--Exhibit 1*

--------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

*     To be filed.

      (f)   None.

      (g) 1. Custodian Agreement (the "IBT Custodian Agreement") among the Trust, on behalf of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), and GMO Short-Term Income Fund, GMO and Investors Bank & Trust Company ("IBT");(1)

            2. Custodian Agreement (the "BBH Custodian Agreement") among the Trust, on behalf of its GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO and Brown Brothers Harriman & Co. ("BBH");(1)

            3. Custodian Agreement (the "SSB Custodian Agreement") among the Trust, on behalf of its Pelican Fund, GMO and State Street Bank and Trust Company ("SSB");(1)

            4. Forms of Letter Agreements with respect to the IBT Custodian Agreement among the Trust, on behalf of its GMO Tobacco-Free Core Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Bond Fund, GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Emerging Country Debt Fund, GMO Domestic Bond Fund, GMO REIT Fund, GMO Global Bond Fund, GMO International Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO International Core Plus Allocation Fund, GMO Emerging Country Debt Share Fund, GMO Small Cap Growth Fund, GMO U.S. Bond Core Plus Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO Tax-Managed U.S. Equities Fund, GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund, GMO Tax-Managed U.S. Small Cap Fund and GMO Alpha LIBOR Fund, GMO and IBT;(1)


            5. Forms of Letter Agreements with respect to the BBH Custodian Agreement among the Trust, on behalf of its GMO Emerging Markets Fund, GMO International Disciplined Equity Fund, GMO International Growth Fund, GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO Evolving Countries Fund, GMO Global Hedged Equity Fund, GMO International Small Companies Fund, GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO Asia Fund, GMO Tax-Managed International Equities Fund and GMO and BBH.(1)



--------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

*     To be filed.

      (h) 1. Transfer Agency Agreement among the Trust, on behalf of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Currency Hedged International Bond Fund, GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Value Fund (formerly "GMO Growth Allocation Fund"), GMO Short-Term Income Fund and GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO and IBT;(1)

            2. Forms of Letter Agreements to the Transfer Agency Agreement among the Trust, on behalf of each of its GMO Tobacco-Free Core Fund, GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO REIT Fund, GMO International Disciplined Equity Fund, GMO International Growth Fund, GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO Foreign Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Evolving Countries Fund, GMO Asia Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO U.S. Bond Core Plus Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Inflation Indexed Bond Fund, GMO Emerging Country Debt Share Fund, Pelican Fund, GMO International Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed International Equities Fund, GMO Intrinsic Value Fund, GMO Alpha LIBOR Fund, GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund") and GMO Foreign Small Companies Fund, GMO and IBT;(1)

            3. Form of Notification of Obligation to Reimburse Certain Fund Expenses by GMO to the Trust;(1) and

            4. Form of Amended and Restated Servicing Agreement between the Trust, on behalf of certain Funds, and GMO.(1)


            5. Form of Amended and Restated Administration Agreement. - Exhibit
            2.



      (i)   Form of Opinion and Consent of Ropes & Gray. - Exhibit 3*



      (j)   Consent of PricewaterhouseCoopers LLP. - Exhibit 4*


      (k)   Financial Statements - Not applicable.


--------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

*     To be filed.

      (l)   None.


      (m) 1. Form of GMO Trust Amended and Restated Distribution and Service Plan (Class M); - Exhibit 5.






      (n) Form of Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective June 1, 1996 as amended and restated March 12, 2001. - Exhibit 6.


      (o)   Reserved.


      (p) Code of Ethics adopted by GMO Trust, Grantham, Mayo, Van Otterloo & Co. LLC, Dancing Elephant, Ltd., GMO Australia Ltd., GMO Australia LLC, GMO Renewable Resources LLC, GMO Woolley Ltd. - Exhibit 7*


Item 24.    Persons Controlled by or Under Common Control with Registrant

      None.

Item 25.    Indemnification

      See Item 27 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 26.    Business and Other Connections of Investment Adviser

      See Item 28 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 27.    Principal Underwriters


      (a) Funds Distributor, Inc. ("Funds Distributor") acts as principal underwriter for the following other investment companies:

      [To come]

            Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.
     [to be updated]

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor:

         [To come]

     (c) Not applicable.


Item 28.    Location of Accounts and Records

      See Item 30 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 29.    Management Services


--------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

*     To be filed.

      Not Applicable.

Item 30.    Undertakings

      None.


--------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

*     To be filed.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, has duly caused this Post-Effective Amendment No. 57 under the Securities Act and Post-Effective Amendment No. 69 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 27th day of April, 2001.

                                    GMO Trust

                                    By:  /s/ R. JEREMY GRANTHAM*
                                         -------------------
                                         R. Jeremy Grantham
                                         Title:  President - Quantitative;
                                         Principal Executive Officer; Trustee

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 57 to the Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                     Title                                                       Date
----------                     -----                                                       ----
/s/ R. JEREMY GRANTHAM*        President - Quantitative; Principal                         April 27, 2001
--------------------------     Executive Officer; Trustee
 R. Jeremy Grantham


/s/ SUSAN RANDALL HARBERT*     Chief Financial Officer and Treasurer;                      April 27, 2001
--------------------------     Principal Financial and Accounting Officer
Susan Randall Harbert


/s/ JAY O. LIGHT*              Trustee                                                     April 27, 2001
--------------------------
Jay O. Light

/s/ DONALD W. GLAZER*          Trustee                                                     April 27, 2001
--------------------------
Donald W. Glazer


                                             * By:  /s/ WILLIAM R. ROYER
                                                    --------------------
                                                    William R. Royer
                                                    Attorney-in-Fact

                                POWER OF ATTORNEY

      I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

      Witness my hand and common seal on the date set forth below.

            (Seal)



Signature                   Title                     Date
---------                   -----                     ----
/S/ Jay O. Light            Trustee                   December 11, 2000
------------------
Jay O. Light

                                POWER OF ATTORNEY

      I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

      Witness my hand and common seal on the date set forth below.

            (Seal)



Signature                         Title                   Date
---------                         -----                   ----
/S/ R. Jeremy Grantham            Trustee                 December 11, 2000
----------------------
R. Jeremy Grantham

                                POWER OF ATTORNEY

      I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

      Witness my hand and common seal on the date set forth below.

            (Seal)



Signature                     Title                 Date
---------                     -----                 ----
/S/ Donald W. Glazer          Trustee               December 11, 2000
--------------------
Donald W. Glazer

                                POWER OF ATTORNEY


      I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint William R. Royer my true and lawful attorney, with full power to him to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

      Witness my hand and common seal on the date set forth below.

            (Seal)


Signature                          Title                           Date
---------                          -----                           ----
/S/ SUSAN RANDALL HARBERT          Treasurer; Principal            April 29, 1999
-------------------------          Financial and Accounting
Susan Randall Harbert              Officer

                                  EXHIBIT INDEX

                                    GMO TRUST


              Exhibit No.               Title of Exhibit
              -----------               ----------------
                  1                     Distribution Agreement*

                  2                     Form of Administration Agreement

                  3                     Form of Ropes & Gray Opinion*

                  4                     Consent of PricewaterhouseCoopers LLP*

                  5                     Form of Rule 12b-1 Plan

                  6                     Form of Rule 18f-3 Plan

                  7                     Code of Ethics*



*     To be filed.